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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 04/30/10

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Allocation Fund
Semiannual Report to Shareholders ▪ April 30, 2010
Effective April 30, 2010, AIM Balanced-Risk Allocation Fund was renamed
Invesco Balanced-Risk Allocation Fund.

2	Fund Performance

3	Letters to Shareholders

4	Consolidated Schedule of Investments

5	Consolidated Financial Statements

7	Notes to Consolidated Financial Statements

15	Consolidated Financial Highlights

16	Fund Expenses
EX-99.CERT
EX-99.906CERT
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.00%

Class B Shares	6.66

Class C Shares	6.56

Class R Shares	6.79

Class Y Shares	7.11

Institutional Class Shares	7.11

S&P 500 Index▼ (Broad Market Index)	15.66

Custom Balanced-Risk Allocation Broad Index▪ (Style-Specific Index)	10.36

Custom Balanced-Risk Allocation Style Index▪ (Style-Specific Index)	7.53

Lipper Global Flexible Portfolio Funds Index▼ (Peer Group Index)	10.19

▼Lipper Inc.; ▪Invesco, Lipper, Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced Risk-Allocation Style Index consists of 60% of the MSCI World Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds category. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (6/2/09)	8.41%

Class B Shares

Inception (6/2/09)	8.91%

Class C Shares

Inception (6/2/09)	12.91%

Class R Shares

Inception (6/2/09)	14.37%

Class Y Shares

Inception (6/2/09)	14.93%

Institutional Class Shares

Inception (6/2/09)	14.93%
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance

Cumulative Total Returns
As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (6/2/09)	5.92%

Class B Shares

Inception (6/2/09)	6.28%

Class C Shares

Inception (6/2/09)	10.28%

Class R Shares

Inception (6/2/09)	11.74%

Class Y Shares

Inception (6/2/09)	12.19%

Institutional Class Shares

Inception (6/2/09)	12.19%
may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.16%, 1.91%, 1.91%, 1.41%, 0.91% and 0.91%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.69%, 2.44%, 2.44%, 1.94%, 1.44% and 1.21%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2011. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying fund in which the Fund invests of 0.12%.

2                    Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
     Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3                    Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Exchange Traded Notes–11.04%
PowerShares DB Gold Double Long(a) (Cost $34,564,407)	952,500	$40,062,150

	Principal
	Amount
U.S. Treasury Bills–5.78%
0.22%, 09/02/10(b) (Cost $20,984,187)	$21,000,000	20,987,299

	Shares	Value

Money Market Funds–76.96%
Liquid Assets Portfolio–Institutional Class(c)	121,572,159	$121,572,159

Premier Portfolio–Institutional Class(c)	121,572,159	121,572,159

Treasury Portfolio–Institutional Class(c)	36,254,231	36,254,231

Total Money Market Funds (Cost $279,398,549)		279,398,549

TOTAL INVESTMENTS–93.78% (Cost $334,947,143)		340,447,998

OTHER ASSETS LESS LIABILITIES–6.22%		22,583,059

NET ASSETS–100.00%		$363,031,057

Notes to Schedule of Investments:

(a)	Not an affiliate of the Fund or its investment adviser.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End
					Unrealized
		Number of	Month/		Appreciation
Futures Contracts		Contracts	Commitment	Value	(Depreciation)

Dow Jones Eurostoxx 50		550	June 2010/Long	$20,124,291	$(845,313)

E-mini S&P 500 Index		470	June 2010/Long	27,809,900	926,994

FTSE 100 Index		302	June 2010/Long	25,444,628	(407,222)

Hang Seng Index		135	May 2010/Long	18,154,285	(95,248)

LME Copper		102	June 2010/Long	18,909,525	1,573,947

Russell 2000 Index Mini		294	June 2010/Long	21,035,700	1,266,312

CBOT Soybean Meal		697	July 2010/Long	20,429,070	851,330

Topix Tokyo Price Index		238	June 2010/Long	24,899,319	647,857

WTI Crude		232	October 2010/Long	21,095,760	1,324,926

Sub-total Futures Contracts				$197,902,478	$5,243,583

				Notional
				Amount
Swap Agreements	Counterparty			(000)

Euro Buxl 30 Year Bonds	Merrill Lynch	423	June 2010/Long	$57,639	$2,212,963

Japan 10 Year Bonds	Merrill Lynch	85	June 2010/Long	131,171	321,770

Long Gilt	Goldman Sachs	371	June 2010/Long	64,523	1,638,276

U.S. Treasury Long Bonds	Goldman Sachs	245	June 2010/Long	28,520	627,966

Sub-total Swap Agreements				$281,853	$4,800,975

Total					$10,044,558

Risk Allocation

By asset class, based on Net Assets

Asset Class	Strategic Allocation	% As of 04/30/10

Equity	33.4%	39.1%

Fixed Income	33.3	29.1

Commodities	33.3	31.8

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $55,548,594)	$61,049,449

Investments in affiliated money market funds, at value and cost	279,398,549

Total investments, at value (Cost $334,947,143)	340,447,998

Receivables for:
Deposits with brokers for open futures contracts	17,700,320

Fund shares sold	942,490

Dividends	19,632

Fund expenses absorbed	7,859

Unrealized appreciation on swap agreements	4,800,975

Investment for trustee deferred compensation and retirement plans	1,814

Other assets	69,635

Total assets	363,990,723

Liabilities:
Payables for:
Fund shares reacquired	226,839

Variation margin	636,112

Accrued fees to affiliates	43,964

Accrued other operating expenses	47,814

Trustee deferred compensation and retirement plans	4,937

Total liabilities	959,666

Net assets applicable to shares outstanding	$363,031,057

Net assets consist of:
Shares of beneficial interest	$340,204,501

Undistributed net investment income (loss)	(1,251,321)

Undistributed net realized gain	8,532,464

Unrealized appreciation	15,545,413

$363,031,057

Net Assets:
Class A	$59,386,005

Class B	$3,082,538

Class C	$12,256,623

Class R	$310,598

Class Y	$13,707,468

Institutional Class	$274,287,825

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	5,452,462

Class B	284,930

Class C	1,133,111

Class R	28,597

Class Y	1,256,288

Institutional Class	25,137,488

Class A:
Net asset value per share	$10.89

Maximum offering price per share
(Net asset value of $10.89 divided by 94.50%)	$11.52

Class B:
Net asset value and offering price per share	$10.82

Class C:
Net asset value and offering price per share	$10.82

Class R:
Net asset value and offering price per share	$10.86

Class Y:
Net asset value and offering price per share	$10.91

Institutional Class:
Net asset value and offering price per share	$10.91

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends from affiliated money market funds	$99,943

Interest	14,943

Total investment income	114,886

Expenses:
Advisory fees	1,492,223

Administrative services fees	61,128

Custodian fees	4,168

Distribution fees:
Class A	45,724

Class B	10,264

Class C	39,413

Class R	598

Transfer agent fees — A, B, C, R and Y	45,732

Transfer agent fees — Institutional	2,710

Trustees’ and officers’ fees and benefits	15,330

Other	132,156

Total expenses	1,849,446

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(502,054)

Net expenses	1,347,392

Net investment income (loss)	(1,232,506)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	119,601

Foreign currencies	(92,811)

Futures contracts	7,601,708

Swap agreements	642,442

8,270,940

Change in net unrealized appreciation of:
Investment securities	3,843,081

Futures contracts	6,615,462

Swap agreements	4,803,844

15,262,387

Net realized and unrealized gain	23,533,327

Net increase in net assets resulting from operations	$22,300,821

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the period June 2, 2009 (commencement date) through October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,232,506)	$(724,478)

Net realized gain	8,270,940	15,991,774

Change in net unrealized appreciation	15,262,387	283,026

Net increase in net assets resulting from operations	22,300,821	15,550,322

Distributions to shareholders from net investment income:
Class A	(507,775)	—

Class B	(25,651)	—

Class C	(107,413)	—

Class R	(4,200)	—

Class Y	(262,554)	—

Institutional Class	(4,779,221)	—

Total distributions from net investment income	(5,686,814)	—

Distributions to shareholders from net realized gains:
Class A	(835,779)	—

Class B	(43,747)	—

Class C	(183,187)	—

Class R	(6,994)	—

Class Y	(427,053)	—

Institutional Class	(7,773,567)	—

Total distributions from net realized gains	(9,270,327)	—

Share transactions–net:
Class A	40,364,120	17,382,553

Class B	2,092,388	910,511

Class C	8,485,085	3,487,776

Class R	234,149	70,216

Class Y	10,430,798	3,445,107

Institutional Class	49,748,603	203,485,749

Net increase in net assets resulting from share transactions	111,355,143	228,781,912

Net increase in net assets	118,698,823	244,332,234

Net assets:
Beginning of period	244,332,234	—

End of period (includes undistributed net investment income (loss) of $(1,251,321) and $5,667,999, respectively)	$363,031,057	$244,332,234

Notes to Consolidated Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund, formerly AIM Balanced-Risk Allocation Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each

7        Invesco Balanced-Risk Allocation Fund

authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

8        Invesco Balanced-Risk Allocation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Exchange-traded Notes — The Fund may invest in exchange-traded notes (“ETNs”) which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs can be traded on an exchange and/or they can be held to maturity. At maturity, the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets and changes in the applicable interest rates. ETNs are subject to credit risk, including the credit risk of the issuer.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the

9        Invesco Balanced-Risk Allocation Fund

futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

10        Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.90%

Next $1.5 billion	0.875%

Next $2.5 billion	0.85%

Next $2.5 billion	0.825%

Next $2.5 billion	0.80%

Over $10 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  Effective November 4, 2009, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.04%, 1.79%, 1.79%, 1.29%, 0.79% and 0.79% of average daily net assets, respectively, through at least February 28, 2011. Prior to November 4, 2009, the Adviser had contractually agreed to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees $453,493 and reimbursed class level expenses of $28,419, $1,595, $6,125, $185, $9,221 and $2,709 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Consolidated Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as distribution fees.

11        Invesco Balanced-Risk Allocation Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $49,726 in front-end sales commissions from the sale of Class A shares and $0, $3,021, $1,424 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$40,062,150	$—	$—	$40,062,150

Money Market Funds	279,398,549	—	—	279,398,549

U.S. Treasury Debt Securities	—	20,987,299	—	20,987,299

	$319,460,699	$20,987,299	$—	$340,447,998

Futures and swap agreements*	10,044,558	—	—	10,044,558

Total Investments	$329,505,257	$20,987,299	$—	$350,492,556

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the consolidated financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$3,750,203	$—

Interest rate risk
Swap agreements(b)	4,800,975	—

Market risk
Futures contracts(a)	2,972,931	(1,479,551)

	$11,524,109	$(1,479,551)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin payable is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.

12        Invesco Balanced-Risk Allocation Fund

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Consolidated
	Statement of Operations
	Futures*	Swap Agreements*

Realized Gain
Commodity risk	$2,141,636	$—

Interest rate risk	—	642,442

Market risk	5,460,072	—

Change in Unrealized Appreciation
Commodity risk	3,144,712	—

Interest rate risk	—	4,803,844

Market risk	3,470,750	—

Total	$14,217,170	$5,446,286

*	The average value of futures and swap agreements outstanding during the period was $160,134,879 and $283,134,987, respectively.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $307.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,164 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2009.

13        Invesco Balanced-Risk Allocation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $11,592,196 and $2,220,194, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,500,855

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$5,500,855

Investments have the same cost for tax and financial statement purposes.

NOTE 10—Share Information

	Summary of Share Activity

			June 2, 2009
	Six months ended		(commencement date)
	April 30, 2010(a)		to October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	3,973,531	$42,167,285	1,748,191	$18,462,486

Class B	217,267	2,298,613	87,918	919,158

Class C	810,425	8,580,059	336,378	3,540,441

Class R	20,834	222,975	6,686	70,216

Class Y	1,326,569	14,637,345	331,935	3,449,846

Institutional Class	8,899,560	95,491,869	21,176,874	211,857,825

Issued as reinvestment of dividends:
Class A	122,084	1,269,678	—	—

Class B	5,491	56,885	—	—

Class C	24,987	258,862	—	—

Class R	1,079	11,194	—	—

Class Y	26,207	272,814	—	—

Institutional Class	1,205,839	12,552,788	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	6,624	70,419	851	8,647

Class B	(6,664)	(70,419)	(851)	(8,647)

Reacquired:
Class A	(297,173)	(3,143,262)	(101,646)	(1,088,580)

Class B	(18,231)	(192,691)	—	—

Class C	(33,775)	(353,836)	(4,904)	(52,665)

Class R	(2)	(20)	—	—

Class Y	(427,987)	(4,479,361)	(436)	(4,739)

Institutional Class	(5,334,242)	(58,296,054)	(810,543)	(8,372,076)

Net increase in share activity	10,522,423	$111,355,143	22,770,453	$228,781,912

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 65% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14        Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$10.72	$(0.05)	$0.77	$0.72	$(0.21)	$(0.34)	$(0.55)	$10.89	7.00%	$59,386	1.04	%(d)	1.49	%(d)	(0.97	)%(d)	3%
Year ended 10/31/09(e)	10.00	(0.05)	0.77	0.72	—	—	—	10.72	7.20	17,667	1.24	(f)	1.64	(f)	(1.02	)(f)	116

Class B
Six months ended 04/30/10	10.68	(0.09)	0.77	0.68	(0.20)	(0.34)	(0.54)	10.82	6.66	3,083	1.79	(d)	2.24	(d)	(1.72	)(d)	3
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	930	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class C
Six months ended 04/30/10	10.68	(0.09)	0.77	0.68	(0.20)	(0.34)	(0.54)	10.82	6.56	12,257	1.79	(d)	2.24	(d)	(1.72	)(d)	3
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	3,542	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class R
Six months ended 04/30/10	10.71	(0.06)	0.76	0.70	(0.21)	(0.34)	(0.55)	10.86	6.79	311	1.29	(d)	1.74	(d)	(1.22	)(d)	3
Year ended 10/31/09(e)	10.00	(0.06)	0.77	0.71	—	—	—	10.71	7.10	72	1.49	(f)	1.89	(f)	(1.27	)(f)	116

Class Y
Six months ended 04/30/10	10.73	(0.04)	0.77	0.73	(0.21)	(0.34)	(0.55)	10.91	7.11	13,707	0.79	(d)	1.24	(d)	(0.72	)(d)	3
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	3,558	0.99	(f)	1.39	(f)	(0.77	)(f)	116

Institutional Class
Six months ended 04/30/10	10.73	(0.04)	0.77	0.73	(0.21)	(0.34)	(0.55)	10.91	7.11	274,288	0.79	(d)	1.08	(d)	(0.72	)(d)	3
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99	(f)	1.17	(f)	(0.77	)(f)	116

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $36,882, $2,070, $7,948, $241, $11,967 and $259,451 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of June 2, 2009.
(f)	Annualized.

15        Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,070.00	$5.36	$1,019.62	$5.23	1.04%

B	1,000.00	1,066.60	9.19	1,015.90	8.97	1.79

C	1,000.00	1,065.60	9.19	1,015.90	8.97	1.79

R	1,000.00	1,067.90	6.63	1,018.38	6.47	1.29

Y	1,000.00	1,071.10	4.08	1,020.86	3.98	0.79

Institutional	1,000.00	1,071.10	4.07	1,020.86	3.97	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Balanced-Risk Allocation Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
IBRA-SAR-1            Invesco Distributors, Inc.

Invesco China Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM China Fund was renamed Invesco China Fund.

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.37%

Class B Shares	5.04

Class C Shares	4.99

Class Y Shares	5.50

Institutional Class Shares	5.65

MSCI EAFE Index▼ (Broad Market Index)	2.48

MSCI China 10/40 Index▪ (Style-Specific Index)	1.06

MSCI China Index▼ (Former Style-Specific Index)	0.95

Lipper China Region Funds Index▼ (Peer Group Index)	7.65

▼Lipper Inc.; ▪Invesco, Bloomberg L.P.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.
     The MSCI China Index is an unmanaged index considered representative of stocks of China.
     The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)	16.90%

1 Year	45.31

Class B Shares

Inception (3/31/06)	17.38%

1 Year	47.81

Class C Shares

Inception (3/31/06)	17.64%

1 Year	51.82

Class Y Shares

Inception	18.63%

1 Year	54.23

Institutional Class Shares

Inception (3/31/06)	19.10%

1 Year	54.74
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	17.83%

1 Year	64.52

Class B Shares

Inception (3/31/06)	18.20%

1 Year	68.04

Class C Shares

Inception (3/31/06)	18.61%

1 Year	71.93

Class Y Shares

Inception	19.60%

1 Year	74.65

Institutional Class Shares

Inception (3/31/06)	20.09%

1 Year	75.24
to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.91%, 2.66%, 2.66%, 1.66% and 1.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

2                    Invesco China Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor

Senior Managing Director, Invesco
3                    Invesco China Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Foreign Stocks & Other Equity Interests–99.56%(b)
Aluminum–0.74%
Aluminum Corp. of China Ltd.–Class H(c)	1,974,000	$1,917,630

Apparel Retail–0.62%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	10,188,000	1,619,641

Apparel, Accessories & Luxury Goods–0.88%
Bosideng International Holdings Ltd.	8,276,000	2,285,114

Auto Parts & Equipment–0.66%
Minth Group Ltd.	1,224,000	1,727,859

Automobile Manufacturers–1.32%
Dongfeng Motor Group Co. Ltd.–Class H	1,360,000	1,915,885

Geely Automobile Holdings Ltd.	3,595,000	1,517,742

		3,433,627

Automotive Retail–1.05%
Zhongsheng Group Holdings Ltd.(c)	1,967,500	2,736,792

Coal & Consumable Fuels–4.30%
China Coal Energy Co.–Class H	1,749,000	2,619,408

China Shenhua Energy Co. Ltd.–Class H	1,445,500	6,161,048

Yanzhou Coal Mining Co. Ltd.–Class H	860,000	2,400,318

		11,180,774

Communications Equipment–0.73%
BYD Electronic International Co., Ltd. (Hong Kong)	1,806,500	1,284,956

ZTE Corp.–Class H	172,546	623,644

		1,908,600

Computer & Electronics Retail–0.92%
GOME Electrical Appliances Holdings Ltd.(c)	7,469,000	2,390,958

Construction & Engineering–1.36%
China Railway Construction Corp. Ltd.–Class H	1,223,000	1,520,061

Shui On Construction and Materials Ltd. (Hong Kong)	1,364,000	2,000,865

		3,520,926

Construction Materials–1.04%
Anhui Conch Cement Co. Ltd.–Class H (Hong Kong)	848,000	2,696,528

Construction, Farm Machinery & Heavy Trucks–1.05%
Sany Heavy Equipment International Holdings Co. Ltd.(c)	2,234,000	2,720,089

	Shares
Consumer Electronics–0.66%
Skyworth Digital Holdings Ltd. (Hong Kong)	1,914,000	1,709,861

Distillers & Vintners–2.25%
Dynasty Fine Wines Group Ltd. (Hong Kong)	7,994,000	3,147,370

JLF Investment Co. Ltd. (Hong Kong)(c)	18,756,000	1,585,353

Silver Base Group Holdings Ltd.	2,553,000	1,116,226

		5,848,949

Distributors–1.35%
Dah Chong Hong Holdings Ltd. (Hong Kong)	5,356,000	3,498,539

Diversified Banks–17.45%
Bank of China Ltd.–Class H	23,805,000	12,246,253

Bank of Communications Co. Ltd.–Class H	2,810,000	3,194,187

China Construction Bank Corp.–Class H	15,693,000	12,710,885

China Merchants Bank Co., Ltd.–Class H	2,027,823	4,972,456

Industrial and Commercial Bank of China Ltd.–Class H	16,635,000	12,203,246

		45,327,027

Diversified Metals & Mining–0.75%
Fushan International Energy Group Ltd. (Hong Kong)	2,804,000	1,957,300

Diversified Real Estate Activities–0.88%
Poly (Hong Kong) Investments Ltd. (Hong Kong)	1,167,000	1,145,566

Yuexiu Property Co. Ltd. (Hong Kong)(c)	4,800,000	1,134,438

		2,280,004

Electronic Components–1.64%
Kingboard Chemical Holdings Ltd.	463,500	2,491,574

Kingboard Chemical Holdings Ltd.–Wts. (Hong Kong)(d)	46,350	13,730

Truly International Holdings Ltd. (Hong Kong)	956,000	1,759,903

		4,265,207

Environmental & Facilities Services–0.79%
China Everbright International Ltd. (Hong Kong)	4,177,000	2,054,930

Food Retail–0.82%
China Resources Enterprise Ltd. (Hong Kong)	610,000	2,142,513

Footwear–0.37%
Daphne International Holdings Ltd.	936,000	958,425

Gas Utilities–1.14%
China Gas Holdings Ltd.	5,266,000	2,969,892

Gold–0.37%
Zijin Mining Group Co., Ltd.–Class H	1,232,000	958,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco China Fund

	Shares	Value

Health Care Distributors–0.71%
Sinopharm Group Co.–Class H	408,800	$1,838,676

Hotels, Resorts & Cruise Lines–0.93%
Ctrip.com International, Ltd.–ADR(c)	65,820	2,403,746

Household Appliances–0.98%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	3,872,000	2,547,603

Household Products–1.30%
Vinda International Holdings Ltd.	3,972,000	3,377,147

Independent Power Producers & Energy Traders–0.77%
China Power New Energy Development Co. Ltd. (Hong Kong)(c)	17,140,000	1,990,781

Industrial Conglomerates–1.91%
Beijing Enterprises Holdings Ltd. (Hong Kong)	381,000	2,468,475

Shanghai Industrial Holdings Ltd. (Hong Kong)	578,000	2,488,057

		4,956,532

Integrated Oil & Gas–6.92%
China Petroleum and Chemical Corp. (Sinopec)–Class H	8,614,000	6,889,682

PetroChina Co. Ltd.–Class H	9,614,000	11,083,322

		17,973,004

Integrated Telecommunication Services–1.15%
China Telecom Corp. Ltd.–Class H	6,558,000	2,996,353

Internet Software & Services–3.35%
Tencent Holdings Ltd.	423,300	8,700,565

Life & Health Insurance–7.02%
China Life Insurance Co., Ltd.–Class H	2,895,000	13,178,729

Ping An Insurance (Group) Co. of China Ltd.–Class H	591,500	5,053,184

		18,231,913

Marine–0.95%
China Shipping Container Lines Co. Ltd.–Class H(c)	2,315,000	956,530

Shun Tak Holdings Ltd. (Hong Kong)	2,592,000	1,510,335

		2,466,865

Oil & Gas Exploration & Production–6.81%
CNOOC Ltd.	7,167,000	12,666,773

Kunlun Energy Co. Ltd. (Hong Kong)	3,758,000	5,024,765

		17,691,538

Packaged Foods & Meats–0.93%
China Mengniu Dairy Co. Ltd.	809,000	2,412,740

Paper Packaging–0.25%
AMVIG Holdings Ltd. (Hong Kong)	898,000	658,335

Paper Products–3.64%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	5,634,600	4,894,973

Nine Dragons Paper Holdings Ltd.	2,712,000	4,561,596

		9,456,569

Personal Products–3.24%
BaWang International Group Holding Ltd.	1,436,000	1,052,476

Hengan International Group Co. Ltd.	934,000	7,156,501

L’Occitane International S.A. (Luxembourg)(c)	101,250	196,653

		8,405,630

Pharmaceuticals–0.98%
Guangzhou Pharmaceutical Co. Ltd.–Class H	2,230,000	2,556,738

Real Estate Development–1.90%
China Resources Land Ltd. (Hong Kong)	854,000	1,573,685

Longfor Properties(c)	1,563,500	1,558,453

New World China Land Ltd. (Hong Kong)	2,205,600	714,197

Shimao Property Holdings Ltd.	722,500	1,099,086

		4,945,421

Specialized Consumer Services–0.41%
Sino-Life Group Ltd. (Hong Kong)(c)	5,448,000	1,066,679

Specialty Chemicals–0.49%
Lumena Resources Corp.(c)	4,362,000	1,274,330

Steel–3.72%
Angang Steel Co. Ltd.–Class H	998,000	1,537,316

China Vanadium Titano-Magnetite Mining Co. Ltd.(c)	8,406,000	4,296,083

Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(c)	1,688,000	1,088,015

Xingda International Holdings Ltd.	4,058,000	2,748,078

		9,669,492

Technology Distributors–0.67%
Digital China Holdings Ltd. (Hong Kong)	1,195,000	1,747,752

Textiles–0.81%
Shenzhou International Group (Hong Kong)	1,581,000	2,097,357

Trading Companies & Distributors–0.42%
Minmetals Land Ltd.(c)	5,626,000	1,102,688

Wireless Telecommunication Services–6.16%
China Mobile Ltd.	1,637,000	16,007,225

Total Foreign Stocks & Other Equity Interests (Cost $215,362,712)		258,685,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco China Fund

	Shares	Value

Money Market Funds–0.21%
Liquid Assets Portfolio–Institutional Class(e)	270,132	$270,132

Premier Portfolio–Institutional Class(e)	270,132	270,132

Total Money Market Funds (Cost $540,264)		540,264

TOTAL INVESTMENTS–99.77% (Cost $215,902,976)		259,225,920

OTHER ASSETS LESS LIABILITIES–0.23%		593,695

NET ASSETS–100.00%		$259,819,615

Investment Abbreviations:

ADR	– American Depositary Receipt
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Foreign Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Non-income producing security acquired through a corporate action.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Financials	27.3%

Energy	18.0

Consumer Discretionary	11.0

Materials	11.0

Consumer Staples	8.5

Telecommunication Services	7.3

Industrials	6.5

Information Technology	6.4

Utilities	1.9

Health Care	1.7

Money Market Funds Plus Other Assets Less Liabilities	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco China Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $215,362,712)	$258,685,656

Investments in affiliated money market funds, at value and cost	540,264

Total investments, at value (Cost $215,902,976)	259,225,920

Foreign currencies, at value (Cost $0)	361

Receivables for:
Investments sold	4,334,516

Fund shares sold	1,044,858

Dividends	520,367

Investment for trustee deferred compensation and retirement plans	7,666

Other assets	45,562

Total assets	265,179,250

Liabilities:
Payables for:
Investments purchased	4,541,586

Fund shares reacquired	483,780

Accrued fees to affiliates	227,706

Accrued other operating expenses	89,431

Trustee deferred compensation and retirement plans	17,132

Total liabilities	5,359,635

Net assets applicable to shares outstanding	$259,819,615

Net assets consist of:
Shares of beneficial interest	$304,108,712

Undistributed net investment income (loss)	(1,852,989)

Undistributed net realized gain (loss)	(85,758,950)

Unrealized appreciation	43,322,842

$259,819,615

Net Assets:
Class A	$164,175,265

Class B	$24,123,381

Class C	$60,777,920

Class Y	$10,056,167

Institutional Class	$686,882

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	8,625,593

Class B	1,290,605

Class C	3,256,758

Class Y	527,205

Institutional Class	35,997

Class A:
Net asset value per share	$19.03

Maximum offering price per share
(Net asset value of $19.03 divided by 94.50%)	$20.14

Class B:
Net asset value and offering price per share	$18.69

Class C:
Net asset value and offering price per share	$18.66

Class Y:
Net asset value and offering price per share	$19.07

Institutional Class:
Net asset value and offering price per share	$19.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco China Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $50,598)	$700,673

Dividends from affiliated money market funds	1,843

Total investment income	702,516

Expenses:
Advisory fees	1,250,925

Administrative services fees	50,669

Custodian fees	115,181

Distribution fees:
Class A	215,983

Class B	126,446

Class C	307,637

Transfer agent fees — A, B, C and Y	368,030

Transfer agent fees — Institutional	231

Trustees’ and officers’ fees and benefits	14,615

Other	84,191

Total expenses	2,533,908

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(5,039)

Net expenses	2,528,869

Net investment income (loss)	(1,826,353)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	21,501,051

Foreign currencies	(10,173)

21,490,878

Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,110,208)

Foreign currencies	44

(9,110,164)

Net realized and unrealized gain	12,380,714

Net increase in net assets resulting from operations	$10,554,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(1,826,353)	$931,876

Net realized gain (loss)	21,490,878	(12,686,952)

Change in net unrealized appreciation (depreciation)	(9,110,164)	105,343,058

Net increase in net assets resulting from operations	10,554,361	93,587,982

Distributions to shareholders from net investment income:
Class A	(1,340,529)	(370,784)

Class B	(85,595)	—

Class C	(204,447)	—

Class Y	(60,815)	(3,229)

Institutional Class	(7,016)	(4,646)

Total distributions from net investment income	(1,698,402)	(378,659)

Share transactions–net:
Class A	3,071,251	23,553,547

Class B	(320,352)	2,216,880

Class C	3,772,562	13,823,074

Class Y	4,196,464	3,809,172

Institutional Class	70,520	100,335

Net increase in net assets resulting from share transactions	10,790,445	43,503,008

Net increase in net assets	19,646,404	136,712,331

Net assets:
Beginning of period	240,173,211	103,460,880

End of period (includes undistributed net investment income (loss) of $(1,852,989) and $1,671,766, respectively)	$259,819,615	$240,173,211

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco China Fund, formerly AIM China Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued.

9        Invesco China Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

10        Invesco China Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
Transaction costs are often higher and there may be delays in settlement procedures.
Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco China Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $2,768.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $352.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $84,563 in front-end sales commissions from the sale of Class A shares and $978, $60,032 and $24,073 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco China Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$7,237,895	$21,238,306	$—	$28,476,201

Consumer Staples	196,653	21,990,326	—	22,186,979

Energy	—	46,845,316	—	46,845,316

Financials	—	70,784,365	—	70,784,365

Healthcare	—	4,395,414	—	4,395,414

Industrials	—	16,822,030	—	16,822,030

Information Technology	—	16,608,394	13,730	16,622,124

Materials	658,335	27,930,641	—	28,588,976

Telecommunication Services	—	19,003,578	—	19,003,578

Utilities	—	4,960,673	—	4,960,673

Money Market Funds	540,264	—	—	540,264

Total Investments	$8,633,147	$250,579,043	$13,730	$259,225,920

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,919.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,153 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco China Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$90,931,044

October 31, 2017	11,347,858

Total capital loss carryforward	$102,278,902

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $152,198,187 and $145,548,925, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,950,566

Aggregate unrealized (depreciation) of investment securities	(6,598,548)

Net unrealized appreciation of investment securities	$38,352,018

Cost of investments for tax purposes is $220,873,902.

14        Invesco China Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	2,790,164	$54,323,391	5,457,163	$80,469,007

Class B	257,297	4,911,726	603,722	8,663,493

Class C	722,428	13,785,879	1,750,972	26,303,283

Class Y	287,043	5,521,988	294,965	4,445,542

Institutional Class	10,972	214,986	21,085	322,836

Issued as reinvestment of dividends:
Class A	63,085	1,253,491	30,633	335,433

Class B	4,074	79,716	—	—

Class C	9,643	188,419	—	—

Class Y	2,838	56,464	295	3,229

Institutional Class	342	6,807	410	4,471

Automatic conversion of Class B shares to Class A shares:
Class A	40,393	760,546	54,715	746,373

Class B	(41,105)	(760,546)	(55,562)	(746,373)

Reacquired:(b)
Class A	(2,829,428)	(53,266,177)	(4,055,885)	(57,997,266)

Class B	(244,286)	(4,551,248)	(437,059)	(5,700,240)

Class C	(548,479)	(10,201,736)	(911,279)	(12,480,209)

Class Y	(71,947)	(1,381,988)	(43,960)	(639,599)

Institutional Class	(8,140)	(151,273)	(14,826)	(226,972)

Net increase in share activity	444,894	$10,790,445	2,695,389	$43,503,008

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 17% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $17,660 and $60,641 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and year ended October 31,2009, respectively.

15        Invesco China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	Distributions	of period	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$18.18	$(0.11)	$1.10	$0.99	$(0.14)	$—	$(0.14)	$19.03	5.42%	$164,175	1.65	%(e)	1.65	%(e)	(1.13	)%(e)	56%
Year ended 10/31/09	9.82	0.11	8.30	8.41	(0.05)	—	(0.05)	18.18	86.04	155,689	1.89		1.90		0.83		98
Year ended 10/31/08	28.59	0.07	(18.15)	(18.08)	(0.01)	(0.68)	(0.69)	9.82	(64.58)	69,460	1.75		1.76		0.39		94
Year ended 10/31/07	10.98	0.01	17.70	17.71	(0.10)	—	(0.10)	28.59	162.36	385,401	1.85		1.86		0.04		102
Year ended 10/31/06(f)	10.00	0.09	0.89	0.98	—	—	—	10.98	9.80	14,212	2.09	(g)	4.14	(g)	1.60	(g)	80

Class B
Six months ended 04/30/10	17.85	(0.18)	1.08	0.90	(0.06)	—	(0.06)	18.69	5.04	24,123	2.40	(e)	2.40	(e)	(1.88	)(e)	56
Year ended 10/31/09	9.66	0.01	8.18	8.19	—	—	—	17.85	84.78	23,468	2.64		2.65		0.08		98
Year ended 10/31/08	28.32	(0.06)	(17.92)	(17.98)	—	(0.68)	(0.68)	9.66	(64.84)	11,625	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.93	(0.14)	17.60	17.46	(0.07)	—	(0.07)	28.32	160.56	51,222	2.60		2.61		(0.71)		102
Year ended 10/31/06(f)	10.00	0.05	0.88	0.93	—	—	—	10.93	9.30	2,881	2.84	(g)	4.89	(g)	0.85	(g)	80

Class C
Six months ended 04/30/10	17.83	(0.18)	1.07	0.89	(0.06)	—	(0.06)	18.66	4.99	60,778	2.40	(e)	2.40	(e)	(1.88	)(e)	56
Year ended 10/31/09	9.65	0.01	8.17	8.18	—	—	—	17.83	84.77	54,780	2.64		2.65		0.08		98
Year ended 10/31/08	28.29	(0.06)	(17.90)	(17.96)	—	(0.68)	(0.68)	9.65	(64.83)	21,548	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.92	(0.14)	17.58	17.44	(0.07)	—	(0.07)	28.29	160.52	127,122	2.60		2.61		(0.71)		102
Year ended 10/31/06(f)	10.00	0.05	0.87	0.92	—	—	—	10.92	9.20	2,950	2.84	(g)	4.89	(g)	0.85	(g)	80

Class Y
Six months ended 04/30/10	18.23	(0.08)	1.09	1.01	(0.17)	—	(0.17)	19.07	5.50	10,056	1.40	(e)	1.40	(e)	(0.88	)(e)	56
Year ended 10/31/09	9.82	0.16	8.30	8.46	(0.05)	—	(0.05)	18.23	86.55	5,637	1.64		1.65		1.08		98
Year ended 10/31/08(f)	12.02	0.00	(2.20)	(2.20)	—	—	—	9.82	(18.30)	569	1.80	(g)	1.81	(g)	0.34	(g)	94

Institutional Class
Six months ended 04/30/10	18.25	(0.06)	1.10	1.04	(0.21)	—	(0.21)	19.08	5.65	687	1.20	(e)	1.20	(e)	(0.68	)(e)	56
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	—	(0.19)	18.25	87.28	599	1.27		1.28		1.45		98
Year ended 10/31/08	28.72	0.17	(18.25)	(18.08)	(0.05)	(0.68)	(0.73)	9.91	(64.37)	259	1.26		1.27		0.88		94
Year ended 10/31/07	10.99	0.09	17.74	17.83	(0.10)	—	(0.10)	28.72	163.45	3,658	1.35		1.36		0.53		102
Year ended 10/31/06(f)	10.00	0.11	0.88	0.99	—	—	—	10.99	9.90	835	1.84	(g)	3.48	(g)	1.85	(g)	80

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C and Institutional shares of less than $0.005, $0.005, $0.02, $0.03 and $0.02 per share for the six months ended April 30, 2010 and years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. Redemption fees added to shares of beneficial interest for Class Y shares were less than $0.005 per share for the year ended October 31, 2009 and October 31, 2008, respectively.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $174,218, $25,499, $62,037, $7,946 and $638 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

16        Invesco China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,053.70	$8.40	$1,016.61	$8.25	1.65%

B	1,000.00	1,050.40	12.20	1,012.89	11.98	2.40

C	1,000.00	1,049.90	12.20	1,012.89	11.98	2.40

Y	1,000.00	1,055.00	7.13	1,017.85	7.00	1.40

Institutional	1,000.00	1,056.50	6.12	1,018.84	6.01	1.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco China Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
CHI-SAR-1          Invesco Distributors, Inc.

Invesco Developing Markets Fund
Semiannual Report to Shareholders ▪ April 30, 2010
Effective April 30, 2010, AIM Developing Markets Fund was renamed
Invesco Developing Markets Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.99%

Class B Shares	14.59

Class C Shares	14.56

Class Y Shares	15.13

Institutional Class Shares	15.23

MSCI EAFE Index▼ (Broad Market Index)	2.48

MSCI Emerging Markets Index▼ (Style-Specific Index)	12.37

Lipper Emerging Market Funds Index▼ (Peer Group Index)	13.37

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries.
     The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (1/11/94)	5.95%

10 Years	11.45

5 Years	17.02

1 Year	52.43

Class B Shares

Inception (11/3/97)	7.98%

10 Years	11.52

5 Years	17.25

1 Year	55.08

Class C Shares

Inception (3/1/99)	13.59%

10 Years	11.36

5 Years	17.47

1 Year	59.10

Class Y Shares

10 Years	12.13%

5 Years	18.43

1 Year	61.62

Institutional Class Shares

10 Years	12.32%

5 Years	18.85

1 Year	62.01
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (1/11/94)	5.91%

10 Years	9.89

5 Years	16.37

1 Year	76.47

Class B Shares

Inception (11/3/97)	7.94%

10 Years	9.97

5 Years	16.59

1 Year	80.44

Class C Shares

Inception (3/1/99)	13.60%

10 Years	9.81

5 Years	16.80

1 Year	84.36

Class Y Shares

10 Years	10.56%

5 Years	17.77

1 Year	87.25

Institutional Class Shares

10 Years	10.75%

5 Years	18.17

1 Year	87.60
principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.73%, 2.48%, 2.48%, 1.48% and 1.21%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco Developing Markets Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.48%
Bermuda–0.58%
VimpelCom Ltd.–ADR(a)	471,680	$8,216,666

Brazil–12.70%
American Banknote S.A.(b)	224,100	2,127,164

American Banknote S.A.	1,697,900	16,116,522

Banco Bradesco S.A.–ADR	2,318,061	43,162,296

Cielo S.A.(b)	600,000	5,795,317

Cielo S.A.	2,343,400	22,634,578

Equatorial Energia S.A.	2,946,600	26,308,020

MRV Engenharia e Participacoes S.A.	2,270,000	16,062,245

OGX Petroleo e Gas Participacoes SA	704,300	7,041,784

Totvs S.A.(b)	84,300	5,795,231

Totvs S.A.	206,700	14,209,659

Wilson Sons Ltd.–BDR(a)(b)	550,000	7,565,150

Wilson Sons Ltd.–BDR(a)	899,900	12,377,961

		179,195,927

China–9.31%
China Merchants Bank Co., Ltd.–Class H	4,105,000	10,065,933

CNOOC Ltd.	13,401,000	23,684,586

Haitian International Holdings Ltd.	17,072,000	14,495,539

Industrial and Commercial Bank of China Ltd.–Class H	41,581,000	30,503,347

Stella International Holdings Ltd.	10,695,500	21,799,042

Want Want China Holdings Ltd.	16,708,000	12,496,947

Xinyi Glass Holdings Co. Ltd.	21,540,000	18,399,746

		131,445,140

Czech Republic–0.67%
CEZ A.S.	196,958	9,451,708

Egypt–0.83%
Centamin Egypt Ltd.(a)	5,700,354	11,668,868

Greece–0.75%
Intralot S.A.	2,457,432	10,558,993

Hungary–0.39%
Richter Gedeon Nyrt.	25,774	5,458,113

Indonesia–6.17%
PT Astra International Tbk	2,866,000	14,825,199

PT Bank Central Asia Tbk	21,252,500	12,807,837

PT Indocement Tunggal Prakarsa Tbk	10,665,000	18,468,966

PT Perusahaan Gas Negara	49,119,000	22,063,933

PT Telekomunikasi Indonesia Tbk	22,023,500	18,950,076

		87,116,011

Israel–1.73%
Teva Pharmaceutical Industries Ltd.–ADR	416,375	24,453,704

Luxembourg–0.45%
Millicom International Cellular S.A.	72,411	6,392,443

Malaysia–5.08%
Parkson Holdings Berhad	17,007,042	30,808,549

Public Bank Berhad	7,030,100	26,438,304

Public Bank Berhad	103,383	389,076

Top Glove Corp. Berhad	3,542,900	14,048,456

		71,684,385

Mexico–8.89%
America Movil S.A.B de C.V.–Series L–ADR	911,011	46,898,846

Grupo Financiero BanCrecer S.A. de C.V.–Series B(a)	1	0

Grupo Televisa S.A.–ADR	1,302,378	27,063,415

Kimberly-Clark de Mexico, S.A.B. de C.V.–Series A	5,351,900	31,058,969

Urbi, Desarrollos Urbanos, S.A. de C.V.(a)	8,359,700	19,458,695

Urbi, Desarrollos Urbanos, S.A. de C.V.(a)(b)	415,400	966,918

		125,446,843

Philippines–9.17%
Ayala Corp.	3,729,160	28,227,778

Ayala Corp.–Rts.(a)	1,502,478	0

Energy Development Corp.(b)	4,528,750	547,974

Energy Development Corp.	197,438,250	23,889,829

GMA Holdings, Inc.–PDR(b)	2,532,000	385,892

GMA Holdings, Inc.–PDR	86,686,000	13,211,463

Philippine Long Distance Telephone Co.	490,680	27,430,631

SM Investments Corp.	4,006,258	35,655,531

		129,349,098

Russia–4.91%
Gazprom–ADR	894,183	20,756,069

LUKOIL–ADR	116,928	6,711,667

Mobile TeleSystems–ADR	249,802	13,801,561

Pharmstandard(a)(b)	93,100	7,773,850

Pharmstandard(a)	35,000	2,922,500

TNK–BP Holding Berhad	8,000,000	17,251,604

		69,217,251

South Africa–3.57%
AngloGold Ashanti Ltd.–ADR	235,036	9,838,607

Naspers Ltd.–Class N	800,712	32,285,014

Sasol Ltd.	201,838	8,187,470

		50,311,091

South Korea–6.12%
CJ CheilJedang Corp.	66,312	13,251,621

CJ Corp.	145,829	8,391,028

Hyundai Department Store Co., Ltd.	181,070	16,232,661

Hyundai Development Co.	289,300	7,128,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Developing Markets Fund

	Shares	Value

South Korea–(continued)

Hyundai H&S Co., Ltd.	101,926	$8,819,547

MegaStudy Co., Ltd.	67,158	9,864,948

NHN Corp.	88,494	14,771,600

S1 Corp.	183,700	7,873,094

		86,332,623

Sweden–0.68%
Oriflame Cosmetics S.A.–SDR	169,149	9,656,383

Taiwan–5.77%
Hon Hai Precision Industry Co., Ltd.	2,402,000	11,219,287

MediaTek Inc.	769,990	12,953,963

Taiwan Mobile Co., Ltd.	4,699,242	8,987,256

Taiwan Semiconductor Manufacturing Co. Ltd.	17,141,000	33,431,949

Wistron Corp.	7,734,953	14,798,068

		81,390,523

Thailand–5.27%
BEC World PCL	16,827,300	12,028,988

CP ALL PCL	10,749,100	9,289,719

Kasikornbank PCL	10,163,900	29,478,085

Siam Commercial Bank PCL	9,335,000	23,622,039

		74,418,831

Turkey–5.44%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,239,802	15,393,520

Eczacibasi Ilac Sanayi ve Ticaret A.S.	8,352,711	15,225,505

Haci Omer Sabanci Holding A.S.	5,930,447	26,876,703

Tupras-Turkiye Petrol Rafinerileri A.S.	666,849	14,732,313

Turk Traktor ve Ziraat Makineleri A.S.	536,494	4,467,181

		76,695,222

Total Common Stocks & Other Equity Interests (Cost $970,603,243)		1,248,459,823

Preferred Stocks–3.35%
Brazil–3.35%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd.	986,600	26,454,252

Petroleo Brasileiro S.A.–ADR–Pfd.	547,782	20,782,849

Total Preferred Stocks (Cost $29,936,826)		47,237,101

Money Market Funds–7.45%
Liquid Assets Portfolio–Institutional Class(c)	52,577,440	52,577,440

Premier Portfolio–Institutional Class(c)	52,577,440	52,577,440

Total Money Market Funds (Cost $105,154,880)		105,154,880

TOTAL INVESTMENTS–99.28% (Cost $1,105,694,949)		1,400,851,804

OTHER ASSETS LESS LIABILITIES–0.72%		10,188,936

NET ASSETS–100.00%		$1,411,040,740

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipts
PDR	– Philippine Deposit Receipts
Pfd.	– Preferred
SDR	– Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $30,957,496, which represented 2.19% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Discretionary	17.9%

Financials	16.4

Information Technology	9.6

Telecommunication Services	9.3

Energy	8.4

Industrials	8.2

Utilities	7.7

Consumer Staples	6.5

Health Care	5.0

Materials	2.8

Money Market Funds Plus Other Assets Less Liabilities	8.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $1,000,540,069)	$1,295,696,924

Investments in affiliated money market funds, at value and cost	105,154,880

Total investments, at value (Cost $1,105,694,949)	1,400,851,804

Foreign currencies, at value (Cost $20,302,301)	20,481,796

Receivables for:
Fund shares sold	5,886,569

Dividends	2,825,387

Investment for trustee deferred compensation and retirement plans	23,332

Other assets	71,234

Total assets	1,430,140,122

Liabilities:
Payables for:
Investments purchased	11,656,033

Fund shares reacquired	3,319,316

Accrued fees to affiliates	997,075

Accrued other operating expenses	3,042,708

Trustee deferred compensation and retirement plans	84,250

Total liabilities	19,099,382

Net assets applicable to shares outstanding	$1,411,040,740

Net assets consist of:
Shares of beneficial interest	$1,140,061,119

Undistributed net investment income	1,158,686

Undistributed net realized gain (loss)	(25,534,458)

Unrealized appreciation	295,355,393

$1,411,040,740

Net Assets:
Class A	$1,021,966,513

Class B	$54,403,903

Class C	$176,478,356

Class Y	$110,550,393

Institutional Class	$47,641,575

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	35,137,301

Class B	1,921,050

Class C	6,238,792

Class Y	3,793,504

Institutional Class	1,638,006

Class A:
Net asset value per share	$29.08

Maximum offering price per share
(Net asset value of $29.08 divided by 94.50%)	$30.77

Class B:
Net asset value and offering price per share	$28.32

Class C:
Net asset value and offering price per share	$28.29

Class Y:
Net asset value and offering price per share	$29.14

Institutional Class:
Net asset value and offering price per share	$29.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,023,396)	$15,698,449

Dividends from affiliated money market funds	46,144

Total investment income	15,744,593

Expenses:
Advisory fees	5,722,130

Administrative services fees	167,067

Custodian fees	700,465

Distribution fees:
Class A	1,196,613

Class B	263,348

Class C	791,250

Transfer agent fees — A, B, C and Y	1,439,640

Transfer agent fees — Institutional	13,633

Trustees’ and officers’ fees and benefits	30,414

Other	237,395

Total expenses	10,561,955

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(81,788)

Net expenses	10,480,167

Net investment income	5,264,426

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	25,861,844

Foreign currencies	(78,349)

25,783,495

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(1,329,254))	142,084,657

Foreign currencies (net of currency tax of $(494,436))	361,509

142,446,166

Net realized and unrealized gain	168,229,661

Net increase in net assets resulting from operations	$173,494,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$5,264,426	$8,842,715

Net realized gain (loss)	25,783,495	(46,379,123)

Change in net unrealized appreciation	142,446,166	397,952,798

Net increase in net assets resulting from operations	173,494,087	360,416,390

Distributions to shareholders from net investment income:
Class A	(11,475,621)	(7,987,625)

Class B	(410,848)	(109,924)

Class C	(1,198,045)	(261,186)

Class Y	(834,075)	(38,106)

Institutional Class	(539,553)	(370,433)

Total distributions from net investment income	(14,458,142)	(8,767,274)

Distributions to shareholders from net realized gains:
Class A	—	(10,013,045)

Class B	—	(817,601)

Class C	—	(1,942,659)

Class Y	—	(46,942)

Institutional Class	—	(307,798)

Total distributions from net realized gains	—	(13,128,045)

Share transactions-net:
Class A	(980,461)	244,936,081

Class B	(2,062,309)	(7,830)

Class C	16,849,350	19,063,412

Class Y	48,534,369	40,795,041

Institutional Class	10,451,780	12,024,573

Net increase in net assets resulting from share transactions	72,792,729	316,811,277

Net increase in net assets	231,828,674	655,332,348

Net assets:
Beginning of period	1,179,212,066	523,879,718

End of period (includes undistributed net investment income of $1,158,686 and $10,352,402, respectively)	$1,411,040,740	$1,179,212,066

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund, formerly AIM Developing Markets Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is to provide long-term growth of capital with a secondary investment objective of income.

9        Invesco Developing Markets Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10        Invesco Developing Markets Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Developing Markets Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $73,614.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,105.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $134,911 in front-end sales commissions from the sale of Class A shares and $2,142, $84,177 and $12,348 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Developing Markets Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Bermuda	$8,216,666	$—	$—	$8,216,666

Brazil	226,433,028	—	—	226,433,028

China	—	131,445,140	—	131,445,140

Czech Republic	9,451,708	—	—	9,451,708

Egypt	11,668,868	—	—	11,668,868

Greece	—	10,558,993	—	10,558,993

Hungary	—	5,458,113	—	5,458,113

Indonesia	—	87,116,011	—	87,116,011

Israel	24,453,704	—	—	24,453,704

Luxembourg	6,392,443	—	—	6,392,443

Malaysia	—	71,684,385	—	71,684,385

Mexico	125,446,843	—	—	125,446,843

Philippines	—	129,349,098	—	129,349,098

Russia	31,209,578	38,007,673	—	69,217,251

South Africa	9,838,607	40,472,484	—	50,311,091

South Korea	26,557,589	59,775,034	—	86,332,623

Sweden	9,656,383	—	—	9,656,383

Taiwan	—	81,390,523	—	81,390,523

Thailand	9,289,719	65,129,112	—	74,418,831

Turkey	4,467,181	72,228,041	—	76,695,222

United States	105,154,880	—	—	105,154,880

Total Investments	$608,237,197	$792,614,607	$—	$1,400,851,804

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,069.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to

13        Invesco Developing Markets Fund

Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,876 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $49,932,453 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2010	$2,694,002

October 31, 2012	9,980

October 31, 2017	47,228,471

Total capital loss carryforward	$49,932,453

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $195,740,327 and $124,871,270, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$338,653,369

Aggregate unrealized (depreciation) of investment securities	(48,883,835)

Net unrealized appreciation of investment securities	$289,769,534

Cost of investments for tax purposes is $1,111,082,270.

14        Invesco Developing Markets Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	8,501,209	$234,798,262	19,594,508	$410,181,359

Class B	271,406	7,330,903	654,441	13,337,556

Class C	1,358,941	36,599,631	2,198,103	45,331,852

Class Y	2,090,521	58,516,223	2,195,424	46,456,323

Institutional Class	630,728	17,406,294	870,871	18,160,873

Issued as reinvestment of dividends:
Class A	376,952	10,151,312	1,075,528	15,767,250

Class B	14,681	386,123	59,752	858,034

Class C	42,825	1,125,022	145,770	2,090,337

Class Y	24,400	657,826	5,280	77,400

Institutional Class	15,448	415,394	41,640	608,355

Automatic conversion of Class B shares to Class A shares:
Class A	127,677	3,518,423	220,344	4,163,524

Class B	(131,015)	(3,518,423)	(224,906)	(4,163,524)

Reacquired:(b)
Class A	(9,179,235)	(249,448,458)	(10,223,596)	(185,176,052)

Class B	(233,474)	(6,260,912)	(549,226)	(10,039,896)

Class C	(781,555)	(20,875,303)	(1,628,906)	(28,358,777)

Class Y	(386,561)	(10,639,680)	(249,383)	(5,738,682)

Institutional Class	(267,529)	(7,369,908)	(359,885)	(6,744,655)

Net increase in share activity	2,475,419	$72,792,729	13,825,759	$316,811,277

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $80,784 and $99,121 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and year ended October 31, 2009, respectively.

15        Invesco Developing Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	Distributions	of period	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$25.61	$0.12	$3.68	$3.80	$(0.33)	$—	$(0.33)	$29.08	14.95%	$1,021,967	1.54	%(e)	1.55	%(e)	0.92	%(e)	11%
Year ended 10/31/09	16.28	0.27	9.80	10.07	(0.33)	(0.41)	(0.74)	25.61	65.27	904,273	1.66		1.71		1.35		28
Year ended 10/31/08	37.97	0.37	(20.45)	(20.08)	(0.23)	(1.38)	(1.61)	16.28	(55.04)	401,275	1.59		1.60		1.26		27
Year ended 10/31/07	23.80	0.27	13.96	14.23	(0.06)	—	(0.06)	37.97	59.90	1,152,814	1.57		1.61		0.89		41
Year ended 10/31/06	16.81	0.12	6.98	7.10	(0.11)	—	(0.11)	23.80	42.45	502,546	1.74		1.80		0.57		51
Year ended 10/31/05	12.71	0.09	4.01	4.10	—	—	—	16.81	32.26	265,583	1.83		1.98		0.62		40

Class B
Six months ended 04/30/10	24.92	0.03	3.58	3.61	(0.21)	—	(0.21)	28.32	14.54	54,404	2.29	(e)	2.30	(e)	0.17	(e)	11
Year ended 10/31/09	15.69	0.11	9.59	9.70	(0.06)	(0.41)	(0.47)	24.92	64.01	49,822	2.41		2.46		0.60		28
Year ended 10/31/08	36.72	0.15	(19.74)	(19.59)	(0.06)	(1.38)	(1.44)	15.69	(55.36)	32,309	2.34		2.35		0.51		27
Year ended 10/31/07	23.14	0.04	13.54	13.58	—	—	—	36.72	58.69	103,476	2.32		2.36		0.14		41
Year ended 10/31/06	16.40	(0.04)	6.82	6.78	(0.04)	—	(0.04)	23.14	41.38	61,055	2.49		2.55		(0.18)		51
Year ended 10/31/05	12.48	(0.01)	3.93	3.92	—	—	—	16.40	31.41	34,456	2.50		2.65		(0.05)		40

Class C
Six months ended 04/30/10	24.89	0.03	3.58	3.61	(0.21)	—	(0.21)	28.29	14.56	176,478	2.29	(e)	2.30	(e)	0.17	(e)	11
Year ended 10/31/09	15.67	0.11	9.58	9.69	(0.06)	(0.41)	(0.47)	24.89	64.03	139,845	2.41		2.46		0.60		28
Year ended 10/31/08	36.68	0.15	(19.72)	(19.57)	(0.06)	(1.38)	(1.44)	15.67	(55.37)	76,853	2.34		2.35		0.51		27
Year ended 10/31/07	23.12	0.04	13.52	13.56	—	—	—	36.68	58.65	219,121	2.32		2.36		0.14		41
Year ended 10/31/06	16.38	(0.04)	6.82	6.78	(0.04)	—	(0.04)	23.12	41.43	65,416	2.49		2.55		(0.18)		51
Year ended 10/31/05	12.46	(0.01)	3.93	3.92	—	—	—	16.38	31.46	12,327	2.50		2.65		(0.05)		40

Class Y
Six months ended 04/30/10	25.66	0.16	3.69	3.85	(0.37)	—	(0.37)	29.14	15.13	110,550	1.29	(e)	1.30	(e)	1.17	(e)	11
Year ended 10/31/09	16.29	0.37	9.75	10.12	(0.34)	(0.41)	(0.75)	25.66	65.56	52,993	1.41		1.46		1.60		28
Year ended 10/31/08(f)	20.65	0.02	(4.38)	(4.36)	—	—	—	16.29	(21.11)	1,854	1.36	(g)	1.37	(g)	1.49	(g)	27

Institutional Class
Six months ended 04/30/10	25.63	0.18	3.69	3.87	(0.41)	—	(0.41)	29.09	15.23	47,642	1.13	(e)	1.14	(e)	1.33	(e)	11
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17		1.19		1.84		28
Year ended 10/31/08	38.17	0.51	(20.56)	(20.05)	(0.34)	(1.38)	(1.72)	16.40	(54.81)	11,589	1.12		1.13		1.73		27
Year ended 10/31/07	23.91	0.41	14.00	14.41	(0.15)	—	(0.15)	38.17	60.59	30,734	1.12		1.16		1.34		41
Year ended 10/31/06	16.81	0.24	6.99	7.23	(0.13)	—	(0.13)	23.91	43.20	7,984	1.23		1.28		1.07		51
Year ended 10/31/05(f)	16.64	0.00	0.17	0.17	—	—	—	16.81	1.02	24	1.34	(g)	1.45	(g)	1.11	(g)	40

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $965,223, $53,106, $159,561, $73,244 and $39,749 for Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 and October 25, 2005 for Class Y and Institutional shares, respectively.
(g)	Annualized.

16        Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,149.90	$8.22	$1,017.15	$7.71	1.54%

B	1,000.00	1,145.90	12.19	1,013.43	11.44	2.29

C	1,000.00	1,145.60	12.19	1,013.43	11.44	2.29

Y	1,000.00	1,151.30	6.89	1,018.39	6.46	1.29

Institutional	1,000.00	1,152.30	5.60	1,019.19	5.66	1.13

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Developing Markets Fund

Invesco Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

DVM-SAR-1	Invesco Distributors, Inc.

Invesco Endeavor Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Trimark Endeavor Fund was renamed Invesco Endeavor Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.54%

Class B Shares	22.20

Class C Shares	22.18

Class R Shares	22.50

Class Y Shares	22.71

Institutional Class Shares	23.06

S&P 500 Index▼ (Broad Market Index)	15.66

Russell Midcap Index▼ (Style-Specific Index)	24.93

Lipper Mid-Cap Core Funds Index▼ (Peer Group Index)	24.32

▼	Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.
2                    Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales
charges

Class A Shares

Inception (11/4/03)	8.40%

5 Years	7.22

1 Year	50.59

Class B Shares

Inception (11/4/03)	8.58%

5 Years	7.33

1 Year	53.26

Class C Shares

Inception (11/4/03)	8.59%

5 Years	7.64

1 Year	57.20

Class R Shares

Inception	9.10%

5 Years	8.19

1 Year	59.06

Class Y Shares

Inception	9.43%

5 Years	8.54

1 Year	59.75

Institutional Class Shares

Inception	9.88%

5 Years	9.05

1 Year	60.43
Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	7.92%

5 Years	5.54

1 Year	85.46

Class B Shares

Inception (11/4/03)	8.10%

5 Years	5.62

1 Year	89.80

Class C Shares

Inception (11/4/03)	8.12%

5 Years	5.97

1 Year	94.08

Class R Shares

Inception	8.62%

5 Years	6.49

1 Year	95.99

Class Y Shares

Inception	8.94%

5 Years	6.83

1 Year	96.82

Institutional Class Shares

Inception	9.40%

5 Years	7.33

1 Year	97.63
Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.74%, 2.49%, 2.49%, 1.99%, 1.49% and 1.11%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                    Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.03%
Advertising–5.16%
Arbitron Inc.	240,000	$7,394,400

Airlines–1.15%
Ryanair Holdings PLC–ADR (Ireland)(b)	58,800	1,655,808

Apparel, Accessories & Luxury Goods–2.82%
Liz Claiborne, Inc.(b)	462,200	4,039,628

Brewers–4.08%
Molson Coors Brewing Co.–Class B	131,808	5,847,003

Building Products–2.64%
Kingspan Group PLC (Ireland)(b)	401,400	3,780,347

Communications Equipment–3.75%
Plantronics, Inc.	110,000	3,652,000

Research In Motion Ltd. (Canada)(b)	24,200	1,722,798

		5,374,798

Construction & Engineering–4.69%
Pike Electric Corp.(b)	625,154	6,720,406

Environmental & Facilities Services–4.26%
Newalta Corp. (Canada)	617,858	6,111,084

Health Care Distributors–4.24%
Patterson Cos. Inc.	190,000	6,078,100

Health Care Equipment–9.08%
Kinetic Concepts, Inc.(b)	159,400	6,902,020

Zimmer Holdings, Inc.(b)	100,500	6,121,455

		13,023,475

Home Furnishings–2.66%
Tempur-Pedic International Inc.(b)	113,200	3,814,840

Industrial Conglomerates–2.21%
DCC PLC (Ireland)	118,800	3,165,770

Internet Software & Services–2.91%
eBay Inc.(b)	175,000	4,166,750

Leisure Products–3.02%
Pool Corp.	176,399	4,327,068

Life & Health Insurance–4.86%
Unum Group	285,000	6,973,950

Managed Health Care–3.91%
UnitedHealth Group Inc.	185,000	5,607,350

Multi-Line Insurance–3.10%
Vienna Insurance Group (Austria)	90,723	4,448,606

Research & Consulting Services–1.44%
Corporate Executive Board Co. (The)	75,000	2,059,500

Semiconductors–3.88%
International Rectifier Corp.(b)	242,010	5,571,070

Technology Distributors–1.19%
Brightpoint, Inc.(b)	210,208	1,700,583

Trading Companies & Distributors–7.75%
Grafton Group PLC (Ireland)(c)	998,200	4,851,227

Titan Machinery, Inc.(b)	435,000	6,255,300

		11,106,527

Trucking–4.23%
Con-way Inc.	156,300	6,070,692

Total Common Stocks & Other Equity Interests (Cost $112,158,836)		119,037,755

Money Market Funds–16.80%
Liquid Assets Portfolio–Institutional Class(d)	12,045,568	12,045,568

Premier Portfolio–Institutional Class(d)	12,045,568	12,045,568

Total Money Market Funds (Cost $24,091,136)		24,091,136

TOTAL INVESTMENTS–99.83% (Cost $136,249,972)		143,128,891

OTHER ASSETS LESS LIABILITIES–0.17%		245,151

NET ASSETS–100.00%		$143,374,042

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and twenty Class A shares.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Endeavor Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Industrials	28.4%

Health Care	17.2

Consumer Discretionary	13.6

Information Technology	11.7

Financials	8.0

Consumer Staples	4.1

Money Market Funds Plus Other Assets Less Liabilities	17.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $112,158,836)	$119,037,755

Investments in affiliated money market funds, at value and cost	24,091,136

Total investments, at value (Cost $136,249,972)	143,128,891

Receivables for:
Investments sold	79,686

Fund shares sold	423,038

Dividends	80,371

Foreign currency contracts outstanding	94,228

Investment for trustee deferred compensation and retirement plans	10,817

Other assets	32,887

Total assets	143,849,918

Liabilities:
Payables for:
Fund shares reacquired	295,815

Accrued fees to affiliates	110,060

Accrued other operating expenses	49,614

Trustee deferred compensation and retirement plans	20,387

Total liabilities	475,876

Net assets applicable to shares outstanding	$143,374,042

Net assets consist of:
Shares of beneficial interest	$150,629,290

Undistributed net investment income (loss)	(535,529)

Undistributed net realized gain (loss)	(13,688,935)

Unrealized appreciation	6,969,216

$143,374,042

Net Assets:
Class A	$92,684,813

Class B	$10,225,016

Class C	$23,775,165

Class R	$9,755,344

Class Y	$4,042,123

Institutional Class	$2,891,581

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	6,044,109

Class B	693,341

Class C	1,610,944

Class R	642,368

Class Y	262,511

Institutional Class	186,234

Class A:
Net asset value per share	$15.33

Maximum offering price per share
(Net asset value of $15.33 divided by 94.50%)	$16.22

Class B:
Net asset value and offering price per share	$14.75

Class C:
Net asset value and offering price per share	$14.76

Class R:
Net asset value and offering price per share	$15.19

Class Y:
Net asset value and offering price per share	$15.40

Institutional Class:
Net asset value and offering price per share	$15.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,604)	$466,719

Dividends from affiliated money market funds	6,668

Total investment income	473,387

Expenses:
Advisory fees	449,302

Administrative services fees	24,795

Custodian fees	12,890

Distribution fees:
Class A	100,684

Class B	45,795

Class C	94,847

Class R	18,912

Transfer agent fees — A, B, C, R and Y	172,520

Transfer agent fees — Institutional	296

Trustees’ and officers’ fees and benefits	12,344

Other	69,757

Total expenses	1,002,142

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(11,708)

Net expenses	990,434

Net investment income (loss)	(517,047)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	5,198,444

Foreign currencies	342,336

Foreign currency contracts	3,527

5,544,307

Change in net unrealized appreciation (depreciation) of:
Investment securities	19,450,346

Foreign currencies	(11,128)

Foreign currency contracts	58,191

19,497,409

Net realized and unrealized gain	25,041,716

Net increase in net assets resulting from operations	$24,524,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(517,047)	$(443,622)

Net realized gain (loss)	5,544,307	(6,747,347)

Change in net unrealized appreciation	19,497,409	35,467,620

Net increase in net assets resulting from operations	24,524,669	28,276,651

Distributions to shareholders from net investment income:
Class A	—	(246,256)

Class R	—	(7,353)

Class Y	—	(1,734)

Institutional Class	—	(35,194)

Total distributions from net investment income	—	(290,537)

Share transactions-net:
Class A	(2,297,069)	6,142,014

Class B	(449,066)	(1,357,029)

Class C	3,060,307	(2,309,007)

Class R	2,420,725	(327,309)

Class Y	2,336,282	730,251

Institutional Class	(300,206)	(543,848)

Net increase in net assets resulting from share transactions	4,770,973	2,335,072

Net increase in net assets	29,295,642	30,321,186

Net assets:
Beginning of period	114,078,400	83,757,214

End of period (includes undistributed net investment income (loss) of $(535,529) and $(18,482), respectively)	$143,374,042	$114,078,400

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund, formerly AIM Trimark Endeavor Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

9        Invesco Endeavor Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10        Invesco Endeavor Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

11        Invesco Endeavor Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $10,614.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $151.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $10,924 in front-end sales commissions from the sale of Class A shares and $0, $7,258 and $477 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs

12        Invesco Endeavor Fund

reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$131,734,168	$11,394,723	$—	$143,128,891

Foreign Currency Contracts*	—	94,228	—	94,228

Total Investments	$131,734,168	$11,488,951	$—	$143,223,119

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk(a)	$94,228	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$3,527

Change in Unrealized Appreciation
Currency risk	58,191

Total	$61,718

*	The average value of foreign currency contracts outstanding during the period was $4,350,070.

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

07/15/10	EUR	3,000,000	USD	4,089,420	$3,995,192	$94,228

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $943.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to

13        Invesco Endeavor Fund

Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,025 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$12,275,183

October 31, 2017	6,365,787

Total capital loss carryforward	$18,640,970

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $23,034,761 and $23,591,349, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,213,202

Aggregate unrealized (depreciation) of investment securities	(16,890,518)

Net unrealized appreciation of investment securities	$6,322,684

Cost of investments for tax purposes is $136,806,207.

14        Invesco Endeavor Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,264,574	$17,986,794	2,428,448	$25,395,088

Class B	83,253	1,155,623	148,282	1,377,229

Class C	440,954	6,176,527	266,293	2,650,864

Class R	251,193	3,438,989	240,865	2,218,901

Class Y	171,334	2,538,928	82,777	892,036

Institutional Class	21,669	310,378	56,044	503,565

Issued as reinvestment of dividends:
Class A	—	—	29,091	231,277

Class R	—	—	931	7,353

Class Y	—	—	218	1,734

Institutional Class	—	—	4,410	35,194

Automatic conversion of Class B shares to Class A shares:
Class A	42,361	598,345	102,815	977,151

Class B	(43,992)	(598,345)	(106,177)	(977,151)

Reacquired:
Class A	(1,538,561)	(20,882,208)	(2,295,783)	(20,461,502)

Class B	(76,709)	(1,006,344)	(204,374)	(1,757,107)

Class C	(236,510)	(3,116,220)	(576,405)	(4,959,871)

Class R	(75,399)	(1,018,264)	(259,754)	(2,553,563)

Class Y	(14,280)	(202,646)	(15,641)	(163,519)

Institutional Class	(45,787)	(610,584)	(105,286)	(1,082,607)

Net increase (decrease) in share activity	244,100	$4,770,973	(203,246)	$2,335,072

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains (losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$12.51	$(0.05)	$2.87	$2.82	$—	$—	$—	$15.33	22.54%	$92,685	1.46	%(d)	1.48	%(d)	(0.68	)%(d)	21%
Year ended 10/31/09	8.99	(0.04)	3.60	3.56	(0.04)	—	(0.04)	12.51	39.91	78,496	1.71		1.72		(0.35)		30
Year ended 10/31/08	16.73	0.05	(6.42)	(6.37)	(0.04)	(1.33)	(1.37)	8.99	(41.00)	54,056	1.52		1.53		0.42		30
Year ended 10/31/07	15.66	0.07	1.82	1.89	—	(0.82)	(0.82)	16.73	12.44	159,244	1.35		1.39		0.40		39
Year ended 10/31/06	12.53	(0.02)	3.18	3.16	(0.03)	—	(0.03)	15.66	25.26	69,660	1.56		1.62		(0.16)		28
Year ended 10/31/05	11.53	0.01	0.99	1.00	—	—	—	12.53	8.67	55,124	1.66		1.71		0.04		15

Class B
Six months ended 04/30/10	12.07	(0.09)	2.77	2.68	—	—	—	14.75	22.20	10,225	2.21	(d)	2.23	(d)	(1.43	)(d)	21
Year ended 10/31/09	8.70	(0.10)	3.47	3.37	—	—	—	12.07	38.74	8,823	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	7,771	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	22,258	2.10		2.14		(0.35)		39
Year ended 10/31/06	12.38	(0.13)	3.14	3.01	—	—	—	15.39	24.31	14,104	2.31		2.37		(0.91)		28
Year ended 10/31/05	11.47	(0.08)	0.99	0.91	—	—	—	12.38	7.93	13,237	2.35		2.40		(0.65)		15

Class C
Six months ended 04/30/10	12.08	(0.09)	2.77	2.68	—	—	—	14.76	22.18	23,775	2.21	(d)	2.23	(d)	(1.43	)(d)	21
Year ended 10/31/09	8.70	(0.10)	3.48	3.38	—	—	—	12.08	38.85	16,995	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	14,941	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	41,790	2.10		2.14		(0.35)		39
Year ended 10/31/06	12.38	(0.13)	3.14	3.01	—	—	—	15.39	24.31	16,437	2.31		2.37		(0.91)		28
Year ended 10/31/05	11.47	(0.08)	0.99	0.91	—	—	—	12.38	7.93	12,910	2.35		2.40		(0.65)		15

Class R
Six months ended 04/30/10	12.40	(0.06)	2.85	2.79	—	—	—	15.19	22.50	9,755	1.71	(d)	1.73	(d)	(0.93	)(d)	21
Year ended 10/31/09	8.91	(0.06)	3.56	3.50	(0.01)	—	(0.01)	12.40	39.43	5,787	1.96		1.97		(0.60)		30
Year ended 10/31/08	16.59	0.02	(6.35)	(6.33)	(0.02)	(1.33)	(1.35)	8.91	(41.06)	4,317	1.77		1.78		0.17		30
Year ended 10/31/07	15.58	0.03	1.80	1.83	—	(0.82)	(0.82)	16.59	12.11	4,905	1.60		1.64		0.15		39
Year ended 10/31/06	12.48	(0.06)	3.18	3.12	(0.02)	—	(0.02)	15.58	25.04	812	1.81		1.87		(0.41)		28
Year ended 10/31/05	11.51	(0.02)	0.99	0.97	—	—	—	12.48	8.43	253	1.85		1.90		(0.15)		15

Class Y
Six months ended 04/30/10	12.55	(0.03)	2.88	2.85	—	—	—	15.40	22.71	4,042	1.21	(d)	1.23	(d)	(0.43	)(d)	21
Year ended 10/31/09	9.00	(0.01)	3.61	3.60	(0.05)	—	(0.05)	12.55	40.24	1,323	1.46		1.47		(0.10)		30
Year ended 10/31/08(e)	11.18	0.00	(2.18)	(2.18)	—	—	—	9.00	(19.50)	343	1.32	(f)	1.34	(f)	0.62	(f)	30

Institutional Class
Six months ended 04/30/10	12.62	(0.01)	2.92	2.91	—	—	—	15.53	23.06	2,892	0.95	(d)	0.97	(d)	(0.17	)(d)	21
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08		1.09		0.28		30
Year ended 10/31/08	16.94	0.12	(6.49)	(6.37)	(0.12)	(1.33)	(1.45)	9.12	(40.66)	2,329	0.98		0.99		0.96		30
Year ended 10/31/07	15.78	0.15	1.83	1.98	—	(0.82)	(0.82)	16.94	12.94	5,864	0.90		0.94		0.85		39
Year ended 10/31/06	12.61	0.05	3.20	3.25	(0.08)	—	(0.08)	15.78	25.91	4,567	1.05		1.11		0.35		28
Year ended 10/31/05	11.55	0.06	1.00	1.06	—	—	—	12.61	9.18	3,396	1.18		1.23		0.52		15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $81,214, $9,235, $19,127, $7,628, $1,841 and $2,573 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,225.40	$8.06	$1,017.55	$7.30	1.46%

B	1,000.00	1,222.00	12.18	1,013.84	11.04	2.21

C	1,000.00	1,221.80	12.17	1,013.84	11.04	2.21

R	1,000.00	1,225.00	9.43	1,016.31	8.55	1.71

Y	1,000.00	1,227.10	6.68	1,018.79	6.06	1.21

Institutional	1,000.00	1,230.60	5.25	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Endeavor Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
END-SAR-1          Invesco Distributors, Inc.

Invesco Global Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Trimark Fund was renamed Invesco Global Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.26%

Class B Shares	6.88

Class C Shares	6.88

Class R Shares	7.19

Class Y Shares	7.45

Institutional Class Shares	7.42

MSCI World Index▼ (Broad Market/Style-Specific Index)	9.40

Lipper Global Multi-Cap Core Funds Index▼ (Peer Group Index)	10.81

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco Global Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (11/4/03)	2.12%

5 Years	0.85

1 Year	26.89

Class B Shares

Inception (11/4/03)	2.28%

5 Years	0.92

1 Year	28.56

Class C Shares

Inception (11/4/03)	2.28%

5 Years	1.26

1 Year	32.38

Class R Shares

Inception	2.79%

5 Years	1.75

1 Year	34.09

Class Y Shares

Inception	3.07%

5 Years	2.08

1 Year	34.71

Institutional Class Shares

Inception	3.35%

5 Years	2.37

1 Year	34.84

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	2.46%

5 Years	0.83

1 Year	43.16

Class B Shares

Inception (11/4/03)	2.62%

5 Years	0.87

1 Year	45.30

Class C Shares

Inception (11/4/03)	2.63%

5 Years	1.23

1 Year	49.23

Class R Shares

Inception	3.13%

5 Years	1.72

1 Year	51.04

Class Y Shares

Inception	3.42%

5 Years	2.04

1 Year	51.85

Institutional Shares

Inception	3.70%

5 Years	2.34

1 Year	51.69

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.26%, 3.01%, 3.01%, 2.51%, 2.01% and 2.01%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.85%, 3.60%, 3.60%, 3.10%, 2.60% and 2.17%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least February 28, 2011. See current prospectus for more information.

3                    Invesco Global Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Global Fund

Schedule of Investments

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.83%
China–2.98%
China Mobile Ltd.	62,008	$606,338

Denmark–1.66%
Alk-Abello A.S.	4,385	337,694

Finland–7.63%
Nokia Corp.	82,200	1,000,429

Nokian Renkaat Oyj	23,410	549,903

		1,550,332

France–2.82%
Schneider Electric S.A.	5,011	572,439

Germany–2.18%
Bayerische Motoren Werke AG	9,027	442,331

Ireland–9.01%
Accenture PLC–Class A	15,463	674,805

Anglo Irish Bank Corp. Ltd.(a)	102,453	0

Ryanair Holdings PLC–ADR(a)	16,931	476,777

Willis Group Holdings PLC	19,700	678,665

		1,830,247

Switzerland–28.28%
Aryzta AG	22,584	865,120

Kuehne + Nagel International AG	200	20,805

Nestle S.A.	40,166	1,960,190

Novartis AG	8,066	411,518

Roche Holding AG	6,800	1,074,782

Schindler Holding AG–Participation Ctfs.	4,800	421,985

Synthes, Inc.	8,705	992,477

		5,746,877

United Kingdom–7.30%
Diageo PLC	50,900	868,215

Tesco PLC	92,326	614,062

		1,482,277

United States–23.97%
Allergan, Inc.	1,393	88,720

Altera Corp.	2,615	66,316

Boston Scientific Corp.(a)	82,298	566,210

Cisco Systems, Inc.(a)	27,558	741,861

Kinetic Concepts, Inc.(a)	3,306	143,150

Microsoft Corp.	58,100	1,774,374

Quest Diagnostics Inc.	11,059	632,133

Rockwell Collins, Inc.	13,200	858,000

		4,870,764

Total Common Stocks & Other Equity Interests (Cost $16,539,064)		17,439,299

Money Market Funds–9.76%
Liquid Assets Portfolio–Institutional Class(b)	991,314	991,314

Premier Portfolio–Institutional Class(b)	991,314	991,314

Total Money Market Funds (Cost $1,982,628)		1,982,628

TOTAL INVESTMENTS–95.59% (Cost $18,521,692)		19,421,927

OTHER ASSETS LESS LIABILITIES–4.41%		896,604

NET ASSETS–100.00%		$20,318,531

Investment Abbreviations:

ADR	– American Depositary Receipt
Ctfs.	– Certificates

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Staples	21.2%

Health Care	20.9

Information Technology	20.9

Industrials	11.6

Consumer Discretionary	4.9

Financials	3.3

Telecommunication Services	3.0

Money Market Funds Plus Other Assets Less Liabilities	14.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $16,539,064)	$17,439,299

Investments in affiliated money market funds, at value and cost	1,982,628

Total investments, at value (Cost $18,521,692)	19,421,927

Foreign currencies, at value (Cost $910,675)	891,388

Receivables for:
Fund shares sold	56,832

Dividends	108,399

Investment for trustee deferred compensation and retirement plans	10,199

Other assets	30,873

Total assets	20,519,618

Liabilities:
Payables for:
Investments purchased	100,616

Fund shares reacquired	25,854

Accrued fees to affiliates	20,680

Accrued other operating expenses	41,131

Trustee deferred compensation and retirement plans	12,806

Total liabilities	201,087

Net assets applicable to shares outstanding	$20,318,531

Net assets consist of:
Shares of beneficial interest	$30,268,375

Undistributed net investment income (loss)	(52,605)

Undistributed net realized gain (loss)	(10,778,335)

Unrealized appreciation	881,096

$20,318,531

Net Assets:
Class A	$12,417,515

Class B	$2,884,748

Class C	$4,068,013

Class R	$720,993

Class Y	$220,171

Institutional Class	$7,091

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,235,189

Class B	294,761

Class C	415,454

Class R	72,191

Class Y	21,821

Institutional Class	699

Class A:
Net asset value per share	$10.05

Maximum offering price per share
(Net asset value of $10.05 divided by 94.50%)	$10.64

Class B:
Net asset value and offering price per share	$9.79

Class C:
Net asset value and offering price per share	$9.79

Class R:
Net asset value and offering price per share	$9.99

Class Y:
Net asset value and offering price per share	$10.09

Institutional Class:
Net asset value and offering price per share	$10.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $26,054)	$219,257

Dividends from affiliated money market funds	492

Total investment income	219,749

Expenses:
Advisory fees	83,077

Administrative services fees	24,795

Custodian fees	6,785

Distribution fees:
Class A	15,738

Class B	15,798

Class C	20,614

Class R	1,683

Transfer agent fees — A, B, C, R and Y	43,441

Transfer agent fees — Institutional	2

Trustees’ and officers’ fees and benefits	10,894

Registration and filing fees	29,625

Professional services fees	25,484

Other	17,570

Total expenses	295,506

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(34,926)

Net expenses	260,580

Net investment income (loss)	(40,831)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,132,972

Foreign currencies	(4,323)

1,128,649

Change in net unrealized appreciation (depreciation) of:
Investment securities	424,893

Foreign currencies	(70,893)

354,000

Net realized and unrealized gain	1,482,649

Net increase in net assets resulting from operations	$1,441,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(40,831)	$(56,192)

Net realized gain (loss)	1,128,649	(8,157,666)

Change in net unrealized appreciation	354,000	10,134,074

Net increase in net assets resulting from operations	1,441,818	1,920,216

Distributions to shareholders from net investment income:
Class A	—	(306,339)

Class B	—	(14,500)

Class C	—	(16,687)

Class R	—	(6,150)

Class Y	—	(5,187)

Institutional Class	—	(163)

Total distributions from net investment income	—	(349,026)

Share transactions–net:
Class A	(948,763)	(4,840,572)

Class B	(594,123)	(1,131,447)

Class C	(312,845)	(1,044,824)

Class R	126,409	17,883

Class Y	1,538	(17,468)

Institutional Class	2	163

Net increase (decrease) in net assets resulting from share transactions	(1,727,782)	(7,016,265)

Net increase (decrease) in net assets	(285,964)	(5,445,075)

Net assets:
Beginning of period	20,604,495	26,049,570

End of period (includes undistributed net investment income (loss) of $(52,605) and $(11,774), respectively)	$20,318,531	$20,604,495

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Fund, formerly AIM Trimark Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9        Invesco Global Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Global Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Global Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The board of Trustees of Invesco may terminate the fee waiver arrangement at any time.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $692 and reimbursed class level expenses of $20,583, $5,165, $6,740, $1,101, $353 and $0 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $1,606 in front-end sales commissions from the sale of Class A shares and $0, $3,269, $52 from Class A, Class B, Class C, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Global Fund

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

China	$—	$606,338	$—	$606,338

Denmark	337,694	—	—	337,694

Finland	—	1,550,332	—	1,550,332

France	—	572,439	—	572,439

Germany	—	442,331	—	442,331

Ireland	1,830,247	—	—	1,830,247

Switzerland	2,067,259	3,679,618	—	5,746,877

United Kingdom	868,215	614,062	—	1,482,277

United States	6,853,392	—	—	6,853,392

Total Investments	$11,956,807	$7,465,120	$—	$19,421,927

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $292.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $962 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Global Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $11,341,875 of capital loss carryforward in the fiscal year ending October 31, 2010.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$2,907,678

October 31, 2017	8,434,197

Total capital loss carryforward	$11,341,875

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $3,084,114 and $6,192,121, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,432,757

Aggregate unrealized (depreciation) of investment securities	(2,188,631)

Net unrealized appreciation of investment securities	$244,126

Cost of investments for tax purposes is $19,177,801.

14        Invesco Global Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	108,539	$1,082,709	104,683	$813,843

Class B	15,940	155,278	30,029	233,893

Class C	22,302	216,171	71,529	548,929

Class R	20,734	203,405	18,257	138,313

Class Y	299	3,002	11,254	83,043

Issued as reinvestment of dividends:
Class A	—	—	38,937	284,631

Class B	—	—	1,890	13,568

Class C	—	—	2,092	15,039

Class R	—	—	845	6,150

Class Y	—	—	566	4,139

Institutional Class	—	—	22	163

Automatic conversion of Class B shares to Class A shares:
Class A	26,454	261,182	58,274	445,569

Class B	(27,134)	(261,182)	(59,527)	(445,569)

Reacquired:(b)
Class A	(231,422)	(2,292,654)	(841,445)	(6,384,615)

Class B	(50,236)	(488,219)	(124,624)	(933,339)

Class C	(54,801)	(529,016)	(211,042)	(1,608,792)

Class R	(7,754)	(76,996)	(16,956)	(126,580)

Class Y	(148)	(1,462)	(13,656)	(104,650)

Institutional Class	—	—	—	—

Net increase (decrease) in share activity	(177,227)	$(1,727,782)	(928,872)	$(7,016,265)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $5,120 and $63 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

15        Invesco Global Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$9.37	$(0.01	)(d)	$0.69	$0.68	$—	$—	$—	$10.05	7.26%	$12,418	2.24	%(e)	2.57	%(e)	(0.13	)%(e)	19%
Year ended 10/31/09	8.38	0.00	(d)	1.15	1.15	(0.16)	—	(0.16)	9.37	14.31	12,478	2.20		2.85		(0.02)		29
Year ended 10/31/08	16.47	0.17	(d)	(6.60)	(6.43)	(0.31)	(1.35)	(1.66)	8.38	(43.01)	16,512	1.84		1.84		1.27		41
Year ended 10/31/07	14.38	0.30	(d)	2.36	2.66	—	(0.57)	(0.57)	16.47	19.02	53,990	1.66		1.70		1.90		59
Year ended 10/31/06	11.44	(0.04	)(d)	3.14	3.10	—	(0.16)	(0.16)	14.38	27.40	31,258	2.03		2.08		(0.31)		59
Year ended 10/31/05	10.38	(0.04)		1.10	1.06	—	—	—	11.44	10.21	18,368	2.21		2.53		(0.46)		44

Class B
Six months ended 04/30/10	9.16	(0.04	)(d)	0.67	0.63	—	—	—	9.79	6.88	2,885	2.99	(e)	3.32	(e)	(0.88	)(e)	19
Year ended 10/31/09	8.10	(0.06	)(d)	1.15	1.09	(0.03)	—	(0.03)	9.16	13.57	3,261	2.95		3.60		(0.77)		29
Year ended 10/31/08	15.99	0.07	(d)	(6.39)	(6.32)	(0.22)	(1.35)	(1.57)	8.10	(43.44)	4,118	2.59		2.59		0.52		41
Year ended 10/31/07	14.08	0.18	(d)	2.30	2.48	—	(0.57)	(0.57)	15.99	18.11	10,640	2.41		2.45		1.15		59
Year ended 10/31/06	11.29	(0.13	)(d)	3.08	2.95	—	(0.16)	(0.16)	14.08	26.42	7,549	2.78		2.83		(1.06)		59
Year ended 10/31/05	10.31	(0.12)		1.10	0.98	—	—	—	11.29	9.51	6,315	2.90		3.22		(1.15)		44

Class C
Six months ended 04/30/10	9.16	(0.04	)(d)	0.67	0.63	—	—	—	9.79	6.88	4,068	2.99	(e)	3.32	(e)	(0.88	)(e)	19
Year ended 10/31/09	8.10	(0.06	)(d)	1.15	1.09	(0.03)	—	(0.03)	9.16	13.57	4,103	2.95		3.60		(0.77)		29
Year ended 10/31/08	16.00	0.07	(d)	(6.40)	(6.33)	(0.22)	(1.35)	(1.57)	8.10	(43.48)	4,744	2.59		2.59		0.52		41
Year ended 10/31/07	14.09	0.18	(d)	2.30	2.48	—	(0.57)	(0.57)	16.00	18.10	12,199	2.41		2.45		1.15		59
Year ended 10/31/06	11.29	(0.13	)(d)	3.09	2.96	—	(0.16)	(0.16)	14.09	26.51	6,621	2.78		2.83		(1.06)		59
Year ended 10/31/05	10.31	(0.12)		1.10	0.98	—	—	—	11.29	9.51	5,671	2.90		3.22		(1.15)		44

Class R
Six months ended 04/30/10	9.32	(0.02	)(d)	0.69	0.67	—	—	—	9.99	7.19	721	2.49	(e)	2.82	(e)	(0.38	)(e)	19
Year ended 10/31/09	8.30	(0.02	)(d)	1.16	1.14	(0.12)	—	(0.12)	9.32	14.13	552	2.45		3.10		(0.27)		29
Year ended 10/31/08	16.34	0.13	(d)	(6.54)	(6.41)	(0.28)	(1.35)	(1.63)	8.30	(43.17)	474	2.09		2.09		1.02		41
Year ended 10/31/07	14.31	0.26	(d)	2.34	2.60	—	(0.57)	(0.57)	16.34	18.68	567	1.91		1.95		1.65		59
Year ended 10/31/06	11.41	(0.07	)(d)	3.13	3.06	—	(0.16)	(0.16)	14.31	27.12	220	2.28		2.33		(0.56)		59
Year ended 10/31/05	10.37	(0.03)		1.07	1.04	—	—	—	11.41	10.03	60	2.40		2.72		(0.65)		44

Class Y
Six months ended 04/30/10	9.39	0.01	(d)	0.69	0.70	—	—	—	10.09	7.45	220	1.99	(e)	2.32	(e)	0.12	(e)	19
Year ended 10/31/09	8.38	0.02	(d)	1.15	1.17	(0.16)	—	(0.16)	9.39	14.57	204	1.95		2.60		0.23		29
Year ended 10/31/08(f)	10.24	0.01	(d)	(1.87)	(1.86)	—	—	—	8.38	(18.16)	197	1.78	(g)	1.78	(g)	1.32	(g)	41

Institutional Class
Six months ended 04/30/10	9.44	0.01	(d)	0.69	0.70	—	—	—	10.14	7.42	7	1.95	(e)	1.96	(e)	0.16	(e)	19
Year ended 10/31/09	8.51	0.03	(d)	1.14	1.17	(0.24)	—	(0.24)	9.44	14.58	7	1.87		2.17		0.31		29
Year ended 10/31/08	16.68	0.22	(d)	(6.67)	(6.45)	(0.37)	(1.35)	(1.72)	8.51	(42.68)	6	1.40		1.40		1.70		41
Year ended 10/31/07	14.51	0.36	(d)	2.38	2.74	—	(0.57)	(0.57)	16.68	19.41	10	1.27		1.31		2.29		59
Year ended 10/31/06	11.50	0.01	(d)	3.16	3.17	—	(0.16)	(0.16)	14.51	27.87	14	1.64		1.69		0.08		59
Year ended 10/31/05	10.40	(0.02)		1.12	1.10	—	—	—	11.50	10.58	11	1.90		2.00		(0.15)		44

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are based on average daily net assets (000’s omitted) of $12,695, $3,186, $4,157, $679, $218 and $7 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,072.60	$11.51	$1,013.69	$11.18	2.24%

B	1,000.00	1,068.80	15.34	1,009.97	14.90	2.99

C	1,000.00	1,068.80	15.34	1,009.97	14.90	2.99

R	1,000.00	1,071.90	12.79	1,012.45	12.42	2.49

Y	1,000.00	1,074.50	10.24	1,014.93	9.94	1.99

Institutional	1,000.00	1,074.20	10.03	1,015.12	9.74	1.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Global Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
GBL-SAR-1          Invesco Distributors, Inc.

Invesco Global Health Care Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Global Health Care Fund was renamed Invesco Global Health Care Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.59%

Class B Shares	12.17

Class C Shares	12.16

Class Y Shares	12.73

Investor Class Shares	12.59

MSCI World Index ▼ (Broad Market Index)	9.40

MSCI World Health Care Index ▼ (Style-Specific Index)	6.59

Lipper Global Health/Biotechnology Funds Index ▼ (Peer Group Index)	12.20

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
     The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2               Invesco Global Health Care Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (8/7/89)	10.00%

10 Years	5.70

5 Years	3.23

1 Year	25.16

Class B Shares

Inception (4/1/93)	10.12%

10 Years	5.79

5 Years	3.31

1 Year	26.43

Class C Shares

Inception (3/1/99)	5.95%

10 Years	5.64

5 Years	3.62

1 Year	30.39

Class Y Shares

10 Years	6.34%

5 Years	4.48

1 Year	32.76

Investor Class Shares

10 Years	6.30%

5 Years	4.40

1 Year	32.39
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/7/89)	10.18%

10 Years	5.85

5 Years	4.07

1 Year	32.64

Class B Shares

Inception (4/1/93)	10.34%

10 Years	5.95

5 Years	4.16

1 Year	34.35

Class C Shares

Inception (3/1/99)	6.24%

10 Years	5.79

5 Years	4.47

1 Year	38.30

Class Y Shares

10 Years	6.49%

5 Years	5.33

1 Year	40.73

Investor Class Shares

10 Years	6.45%

5 Years	5.26

1 Year	40.41
principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.33%, 2.08%, 2.08%, 1.08% and 1.33%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3               Invesco Global Health Care Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.51%
Biotechnology–23.92%
AMAG Pharmaceuticals, Inc.(b)(c)	125,518	$4,286,440

Amgen Inc.(c)	703,859	40,373,352

Biogen Idec Inc.(c)	187,514	9,985,120

BioMarin Pharmaceutical Inc.(c)	799,695	18,688,872

Celgene Corp.(c)	442,626	27,420,681

CSL Ltd. (Australia)	427,218	12,801,155

Evolutionary Genomics/GenoPlex, Inc. (Acquired 9/15/97-6/25/98; Cost $408,490)(d)(e)	109,377	0

Genzyme Corp.(c)	404,094	21,513,965

Gilead Sciences, Inc.(c)	1,211,036	48,041,798

Human Genome Sciences, Inc.(c)	354,626	9,819,594

Incyte Corp.(b)(c)	397,469	5,334,034

Myriad Genetics, Inc.(c)	327,898	7,872,831

Pharmasset, Inc.(c)	127,400	4,127,760

Savient Pharmaceuticals Inc.(c)	658,714	9,551,353

United Therapeutics Corp.(c)	278,268	15,830,667

Vertex Pharmaceuticals Inc.(c)	295,243	11,446,571

		247,094,193

Drug Retail–5.60%
CVS Caremark Corp.	1,275,779	47,114,518

Drogasil S.A. (Brazil)	640,626	10,761,249

		57,875,767

Health Care Distributors–1.64%
McKesson Corp.	261,251	16,931,677

Health Care Equipment–11.79%
Baxter International Inc.	445,992	21,059,742

Boston Scientific Corp.(c)	2,990,505	20,574,674

CareFusion Corp.(c)	326,901	9,015,930

Covidien PLC (Ireland)	527,040	25,292,650

Dexcom Inc.(c)	302,130	3,308,323

Sensys Medical, Inc. (Acquired 4/23/04-8/09/06; Cost $1,302)(c)(d)(e)	8,750	0

St. Jude Medical, Inc.(c)	449,813	18,361,367

Wright Medical Group, Inc.(c)	435,318	8,175,272

Zimmer Holdings, Inc.(c)	262,881	16,012,082

		121,800,040

Health Care Facilities–2.81%
Assisted Living Concepts Inc.–Class A(c)	196,940	6,912,594

Rhoen-Klinikum AG (Germany)	857,273	22,121,475

		29,034,069

Health Care Services–8.31%
DaVita, Inc.(c)	361,530	22,570,318

Express Scripts, Inc.(c)	283,390	28,375,841

Medco Health Solutions, Inc.(c)	242,014	14,259,465

Omnicare, Inc.	370,487	10,295,834

Quest Diagnostics Inc.	181,578	10,378,998

		85,880,456

Health Care Supplies–2.94%
Alcon, Inc.	134,841	21,016,318

Immucor, Inc.(c)	434,327	9,298,941

		30,315,259

Health Care Technology–0.79%
Allscripts-Misys Healthcare Solutions, Inc.(c)	404,877	8,166,369

Life & Health Insurance–1.02%
Amil Participacoes S.A. (Brazil)(c)(e)	1,290,300	10,577,446

Life Sciences Tools & Services–9.73%
Gerresheimer AG (Germany)(b)(c)	344,782	12,033,205

Life Technologies Corp.(c)	489,217	26,765,062

Pharmaceutical Product Development, Inc.	507,448	13,954,820

Thermo Fisher Scientific, Inc.(c)	863,098	47,712,058

		100,465,145

Managed Health Care–10.18%
Aetna Inc.	782,681	23,128,223

AMERIGROUP Corp.(c)	426,237	15,446,829

Aveta, Inc.(c)(e)	805,748	4,633,051

CIGNA Corp.	255,782	8,200,371

Health Net Inc.(c)	707,694	15,583,422

UnitedHealth Group Inc.	458,880	13,908,653

WellPoint Inc.(c)	450,057	24,213,067

		105,113,616

Pharmaceuticals–19.78%
Abbott Laboratories	660,564	33,794,454

Allergan, Inc.	249,141	15,867,790

Bayer AG (Germany)(b)	148,217	9,487,646

EastPharma Ltd.–GDR (Turkey)(e)	674,841	1,012,262

Hikma Pharmaceuticals PLC (United Kingdom)	745,313	7,161,253

Ipsen S.A. (France)	212,595	10,133,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Johnson & Johnson	418,357	$26,900,355

Locus Pharmaceuticals, Inc.(c)	258,824	140,736

Merck KGaA (Germany)	81,364	6,685,544

Novartis AG–ADR (Switzerland)	337,838	17,179,062

Pharmstandard–GDR (Russia)(e)	138,700	3,965,433

Roche Holding AG (Switzerland)	268,205	42,391,443

Shire PLC–ADR (United Kingdom)	264,552	17,418,104

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	207,400	12,180,602

		204,318,599

Total Common Stocks & Other Equity Interests (Cost $829,200,810)		1,017,572,636

Preferred Stocks–0.01%
Health Care Equipment–0.00%
Intact Medical Corp.–Series C, Pfd. (Acquired 3/26/01; Cost $2,000,001)(c)(d)(e)	2,439,026	0

Sensys Medical, Inc., Series A-2, Pfd. (Acquired 2/25/98-9/30/05; Cost $7,627,993)(c)(d)(e)	2,173,209	0

Series B, Conv. Pfd. (Acquired 3/16/05-1/12/07; Cost $245,305)(c)(d)(e)	282,004	0

Pharmaceuticals–0.01%
BioImagene, Inc.–Series B-2, Pfd. (Acquired 5/24/01; Cost $2,700,000)(c)(d)(e)	187,734	94,505

Total Preferred Stocks (Cost $12,573,299)		94,505

Money Market Funds–1.73%
Liquid Assets Portfolio–Institutional Class(f)	8,915,924	8,915,924

Premier Portfolio–Institutional Class(f)	8,915,924	8,915,924

Total Money Market Funds (Cost $17,831,848)		17,831,848

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.24% (Cost $859,605,957)		1,035,498,989

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.24%
Liquid Assets Portfolio–Institutional Class (Cost $12,849,086)(f)(g)	12,849,086	12,849,086

TOTAL INVESTMENTS–101.49% (Cost $872,455,043)		1,048,348,075

OTHER ASSETS LESS LIABILITIES–(1.49)%		(15,352,657)

NET ASSETS–100.00%		$1,032,995,418

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
GDR	– Global Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2010.
(c)	Non-income producing security.
(d)	Security is considered venture capital. See Note 1I.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $20,282,697, which represented 1.96% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Health Care	91.9%

Consumer Staples	5.6

Financials	1.0

Money Market Funds Plus Other Assets Less Liabilities	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $841,774,109)*	$1,017,667,141

Investments in affiliated money market funds, at value and cost	30,680,934

Total investments, at value (Cost $872,455,043)	1,048,348,075

Foreign currencies, at value (Cost $55,970)	55,970

Receivables for:
Fund shares sold	183,052

Dividends	1,158,976

Foreign currency contracts outstanding	727,827

Investment for trustee deferred compensation and retirement plans	116,844

Other assets	38,492

Total assets	1,050,629,236

Liabilities:
Payables for:
Investments purchased	2,933,827

Fund shares reacquired	795,616

Collateral upon return of securities loaned	12,849,086

Accrued fees to affiliates	671,865

Accrued other operating expenses	130,522

Trustee deferred compensation and retirement plans	252,902

Total liabilities	17,633,818

Net assets applicable to shares outstanding	$1,032,995,418

Net assets consist of:
Shares of beneficial interest	$917,023,251

Undistributed net investment income (loss)	(788,620)

Undistributed net realized gain (loss)	(59,878,972)

Unrealized appreciation	176,639,759

$1,032,995,418

Net Assets:
Class A	$470,338,461

Class B	$39,112,458

Class C	$27,496,119

Class Y	$4,958,443

Investor Class	$491,089,937

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	18,008,888

Class B	1,767,992

Class C	1,241,843

Class Y	189,133

Investor Class	18,798,736

Class A:
Net asset value per share	$26.12

Maximum offering price per share
(Net asset value of $26.12 divided by 94.50%)	$27.64

Class B:
Net asset value and offering price per share	$22.12

Class C:
Net asset value and offering price per share	$22.14

Class Y:
Net asset value and offering price per share	$26.22

Investor Class:
Net asset value and offering price per share	$26.12

*	At April 30, 2010, securities with an aggregate value of $12,229,494 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $363,800)	$5,934,503

Dividends from affiliated money market funds (includes securities lending income of $14,384)	25,221

Total investment income	5,959,724

Expenses:
Advisory fees	3,358,508

Administrative services fees	138,508

Custodian fees	50,499

Distribution fees:
Class A	578,195

Class B	232,518

Class C	134,938

Investor Class	615,710

Transfer agent fees	1,274,263

Trustees’ and officers’ fees and benefits	26,927

Other	151,000

Total expenses	6,561,066

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(24,077)

Net expenses	6,536,989

Net investment income (loss)	(577,265)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	26,968,606

Foreign currencies	20,274

Foreign currency contracts	1,206,282

28,195,162

Change in net unrealized appreciation (depreciation) of:
Investment securities	90,255,257

Foreign currencies	(33,137)

Foreign currency contracts	1,952,565

92,174,685

Net realized and unrealized gain	120,369,847

Net increase in net assets resulting from operations	$119,792,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(577,265)	$(1,314,042)

Net realized gain	28,195,162	(63,057,504)

Change in net unrealized appreciation	92,174,685	163,037,066

Net increase in net assets resulting from operations	119,792,582	98,665,520

Distributions to shareholders from net realized gains:
Class A	—	(11,692,372)

Class B	—	(2,094,030)

Class C	—	(914,713)

Class Y	—	(15,041)

Investor Class	—	(12,645,844)

Total distributions from net realized gains	—	(27,362,000)

Share transactions–net:
Class A	(8,720,032)	(31,987,339)

Class B	(14,761,029)	(20,954,269)

Class C	(276,570)	(6,104,944)

Class Y	2,027,231	1,619,505

Investor Class	(26,096,185)	(31,849,512)

Net increase (decrease) in net assets resulting from share transactions	(47,826,585)	(89,276,559)

Net increase (decrease) in net assets	71,965,997	(17,973,039)

Net assets:
Beginning of period	961,029,421	979,002,460

End of period (includes undistributed net investment income (loss) of $(788,620) and $(211,355), respectively)	$1,032,995,418	$961,029,421

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund, formerly AIM Global Health Care Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

9        Invesco Global Health Care Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10        Invesco Global Health Care Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the

11        Invesco Global Health Care Fund

U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees for reimbursed expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $16,125.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,307.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would

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constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $16,391 in front-end sales commissions from the sale of Class A shares and $0, $22,301 and $250 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,017,599,781	$30,513,053	$235,241	$1,048,348,075

Foreign Currency Contracts*	—	727,827	—	727,827

Total Investments	$1,017,599,781	$31,240,880	$235,241	$1,049,075,902

*	Included at unrealized appreciation (deprecation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk(a)
Foreign Currency Contracts	$727,827	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

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Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$1,206,282

Change in Unrealized Appreciation
Currency risk	1,952,565

Total	$3,158,847

*	The average value of foreign currency contracts outstanding during the period was $41,756,979.

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

05/10/10	CHF	18,205,000	USD	16,995,435	$16,918,301	$77,134

05/10/10	EUR	19,875,000	USD	27,114,984	26,464,291	650,693

Total open foreign currency contracts						$727,827

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2010, the Fund engaged in securities purchases of $1,624,250.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,645.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,758 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Global Health Care Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$77,715,068

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $54,449,413 and $88,481,526, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$218,772,385

Aggregate unrealized (depreciation) of investment securities	(54,463,157)

Net unrealized appreciation of investment securities	$164,309,228

Cost of investments for tax purposes is $884,038,847.

15        Invesco Global Health Care Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	703,817	$18,143,532	1,295,041	$26,827,925

Class B	74,124	1,624,129	189,446	3,317,000

Class C	123,335	2,706,779	130,035	2,237,881

Class Y	87,022	2,312,679	119,228	2,380,139

Investor Class	240,459	6,233,450	473,178	9,743,742

Issued as reinvestment of dividends:
Class A	—	—	563,669	10,678,532

Class B	—	—	124,335	2,016,704

Class C	—	—	54,133	878,586

Class Y	—	—	762	14,445

Investor Class	—	—	646,391	12,249,103

Automatic conversion of Class B shares to Class A shares:
Class A	460,410	11,860,010	616,378	12,925,993

Class B	(542,746)	(11,860,010)	(719,156)	(12,925,993)

Reacquired:(b)
Class A	(1,507,491)	(38,723,574)	(4,020,415)	(82,419,789)

Class B	(206,936)	(4,525,148)	(762,296)	(13,361,980)

Class C	(136,953)	(2,983,349)	(532,681)	(9,221,411)

Class Y	(10,998)	(285,448)	(35,703)	(775,079)

Investor Class	(1,253,706)	(32,329,635)	(2,618,870)	(53,842,357)

Net increase (decrease) in share activity	(1,969,663)	$(47,826,585)	(4,476,525)	$(89,276,559)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $3,613 and $24,349 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and year ended October 31, 2009, respectively.

16        Invesco Global Health Care Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset	Net		on securities		Distributions				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$23.20	$(0.01	)(d)	$2.93	$2.92	$—	$26.12	12.59%	$470,338	1.22	%(e)	1.22	%(e)	(0.06	)%(e)	5%
Year ended 10/31/09	21.41	(0.02	)(d)	2.41	2.39	(0.60)	23.20	11.80	425,719	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(d)(f)	(7.66)	(7.65)	(2.88)	21.41	(26.28)	425,928	1.21		1.22		0.03	(f)	61
Year ended 10/31/07	31.28	(0.13	)(d)	3.79	3.66	(3.00)	31.94	12.82	642,561	1.19		1.19		(0.44)		46
Year ended 10/31/06	29.77	(0.15)		2.59	2.44	(0.93)	31.28	8.31	539,666	1.22		1.22		(0.46)		83
Year ended 10/31/05	26.38	(0.18	)(d)	3.57	3.39	—	29.77	12.85	554,679	1.48		1.60		(0.64)		92

Class B
Six months ended 04/30/10	19.72	(0.09	)(d)	2.49	2.40	—	22.12	12.17	39,112	1.97	(e)	1.97	(e)	(0.81	)(e)	5
Year ended 10/31/09	18.43	(0.15	)(d)	2.04	1.89	(0.60)	19.72	10.96	48,194	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.09	(0.17	)(d)(f)	(6.61)	(6.78)	(2.88)	18.43	(26.84)	66,561	1.96		1.97		(0.72	)(f)	61
Year ended 10/31/07	28.06	(0.32	)(d)	3.35	3.03	(3.00)	28.09	11.96	119,886	1.94		1.94		(1.19)		46
Year ended 10/31/06	26.99	(0.36)		2.36	2.00	(0.93)	28.06	7.52	138,788	1.97		1.97		(1.21)		83
Year ended 10/31/05	24.08	(0.33	)(d)	3.24	2.91	—	26.99	12.08	153,766	2.14		2.26		(1.30)		92

Class C
Six months ended 04/30/10	19.74	(0.09	)(d)	2.49	2.40	—	22.14	12.16	27,496	1.97	(e)	1.97	(e)	(0.81	)(e)	5
Year ended 10/31/09	18.45	(0.15	)(d)	2.04	1.89	(0.60)	19.74	10.95	24,783	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.11	(0.17	)(d)(f)	(6.61)	(6.78)	(2.88)	18.45	(26.82)	29,588	1.96		1.97		(0.72	)(f)	61
Year ended 10/31/07	28.08	(0.32	)(d)	3.35	3.03	(3.00)	28.11	11.96	40,297	1.94		1.94		(1.19)		46
Year ended 10/31/06	27.01	(0.36)		2.36	2.00	(0.93)	28.08	7.51	42,463	1.97		1.97		(1.21)		83
Year ended 10/31/05	24.09	(0.33	)(d)	3.25	2.92	—	27.01	12.12	45,591	2.14		2.26		(1.30)		92

Class Y
Six months ended 04/30/10	23.26	0.02	(d)	2.94	2.96	—	26.22	12.73	4,958	0.97	(e)	0.97	(e)	0.19	(e)	5
Year ended 10/31/09	21.41	0.04	(d)	2.41	2.45	(0.60)	23.26	12.09	2,631	1.06		1.07		0.17		50
Year ended 10/31/08(g)	24.44	0.00	(d)(f)	(3.03)	(3.03)	—	21.41	(12.40)	617	0.96	(h)	0.97	(h)	0.28	(f)(h)	61

Investor Class
Six months ended 04/30/10	23.20	(0.01	)(d)	2.93	2.92	—	26.12	12.59	491,090	1.22	(e)	1.22	(e)	(0.06	)(e)	5
Year ended 10/31/09	21.41	(0.02	)(d)	2.41	2.39	(0.60)	23.20	11.80	459,704	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(d)(f)	(7.66)	(7.65)	(2.88)	21.41	(26.28)	456,309	1.21		1.22		0.03	(f)	61
Year ended 10/31/07	31.29	(0.13	)(d)	3.78	3.65	(3.00)	31.94	12.78	688,705	1.19		1.19		(0.44)		46
Year ended 10/31/06	29.77	(0.15)		2.60	2.45	(0.93)	31.29	8.35	739,183	1.22		1.22		(0.46)		83
Year ended 10/31/05(g)	28.95	(0.04	)(d)	0.86	0.82	—	29.77	2.83	807,560	1.25	(h)	1.25	(h)	(0.41	)(h)	92

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $38,304,911 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $466,390, $46,889, $27,211, $3,348 and $496,650 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend would have been $(0.05) and (0.19)%; $(0.23) and (0.94)%; $(0.23) and (0.94); $0.00 and 0.06% and $(0.05) and (0.19)% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(g)	Commencement date of October 3, 2008 and July 15, 2005 for Class Y and Investor Class shares, respectively.
(h)	Annualized.

17        Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,125.90	$6.43	$1,018.74	$6.11	1.22%

B	1,000.00	1,121.70	10.36	1,015.03	9.84	1.97

C	1,000.00	1,121.60	10.36	1,015.03	9.84	1.97

Y	1,000.00	1,127.30	5.12	1,019.98	4.86	0.97

Investor	1,000.00	1,125.90	6.43	1,018.74	6.11	1.22

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Health Care Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
GHC-SAR-1           Invesco Distributors, Inc.

Invesco International Total Return Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM International Total Return Fund was renamed Invesco International Total Return Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.15%

Class B Shares	-3.53

Class C Shares	-3.53

Class Y Shares	-3.12

Institutional Class Shares	-3.03

Barclays Capital Global Aggregate ex U.S. Index▼ (Broad Market/Style-Specific Index)	-4.26

Lipper International Income Funds Index▼ (Peer Group Index)	0.87

▼Lipper Inc.
The Barclays Capital Global Aggregate ex U.S. Index is an unmanaged index considered representative of bonds of foreign countries.
     The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco International Total Return Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	4.40%

1 Year	6.05

Class B Shares

Inception (3/31/06)	4.40%

1 Year	5.42

Class C Shares

Inception (3/31/06)	4.85%

1 Year	9.52

Class Y Shares

Inception	5.72%

1 Year	11.52

Institutional Class Shares

Inception (3/31/06)	5.90%

1 Year	11.62
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.10%, 1.85%, 1.85%, 0.85% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.51%, 2.26%, 2.26%, 1.26% and 1.01%, respectively. The expense

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	4.65%

1 Year	7.01

Class B Shares

Inception (3/31/06)	4.47%

1 Year	6.43

Class C Shares

Inception (3/31/06)	5.12%

1 Year	10.43

Class Y Shares

Inception	6.01%

1 Year	12.54

Institutional Class Shares

Inception (3/31/06)	6.19%

1 Year	12.64
ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least February 28, 2011. See current prospectus for more information.

3 Invesco International Total Return Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco International Total Return Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Principal
	Amount		Value

Non U.S. Dollar Denominated Bonds & Notes–93.89%(b)
Australia–1.18%
Australia Government–Series 117, Sr. Unsec. Bonds, 5.75%, 06/15/11	AUD	880,000	$825,541

Austria–3.58%
Austria Government, Medium-Term Euro Notes, 3.80%, 10/20/13(c)	EUR	460,000	656,078

Erste Group Bank AG–Series 349, Tranche 1, Sub. Floating Rate Medium-Term Euro Notes, 1.04%, 07/19/17(d)	EUR	300,000	354,175

Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken–Series 2, Tranche 2, Sr. Unsec. Unsub. Medium-Term Euro Notes, 1.60%, 02/15/11	JPY	140,000,000	1,493,667

			2,503,920

Belgium–3.07%
Belgium Government–Series 48, Sr. Euro Bonds, 4.00%, 03/28/22	EUR	1,560,000	2,148,814

Brazil–0.32%
Brazilian Government, Unsec. Unsub. Euro Bonds, 9.50%, 01/24/11	EUR	160,000	226,355

Canada–8.66%
Canadian Government, Bonds, 3.75%, 09/01/11	CAD	1,820,000	1,842,909

4.50%, 06/01/15	CAD	510,000	537,661

Province of Ontario Canada, Bonds, 4.70%, 06/02/37	CAD	1,000,000	964,068

Province of Quebec Canada, Unsec. Global Notes, 1.60%, 05/09/13	JPY	250,000,000	2,715,672

			6,060,310

Croatia–0.50%
Agrokor, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	250,000	350,557

Denmark–0.79%
Denmark Government, Bonds, 5.00%, 11/15/13	DKK	2,800,000	554,529

	Principal
	Amount
Finland–2.01%
Finland Government, Euro Bonds, 5.38%, 07/04/13	EUR	940,000	1,406,518

France–7.95%
AXA S.A., Unsec. Sub. Variable Rate Euro Bonds, 5.25%, 04/16/40(d)	EUR	50,000	66,950

BNP Paribas Home Loan S.A., Sr. Sec. Euro Bonds, 2.25%, 10/01/12	EUR	650,000	876,355

Dexia Credit Local, Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.38%, 07/21/14	EUR	250,000	359,022

Dexia Municipal Agency, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	1,980,704

Electricite de France S.A., Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.00%, 05/30/14	EUR	400,000	588,601

France Government Bond OAT, Euro Bonds, 3.00%, 10/25/15	EUR	230,000	316,614

3.75%, 10/25/19	EUR	400,000	555,787

4.00%, 10/25/38	EUR	200,000	272,064

Groupe BPCE S.A., Sub. Variable Rate Euro Bonds, 9.00%(d)(e)	EUR	300,000	403,445

Rexel S.A., Sr. Unsec. Gtd. Euro Notes, 8.25%, 12/15/16	EUR	100,000	141,598

			5,561,140

Germany–14.42%
Bayerische Landesbank–Series 103, Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro Notes, 1.40%, 04/22/13	JPY	170,000,000	1,831,860

Bundesobligation, Series 155, Euro Bonds, 2.50%, 10/10/14	EUR	450,000	618,183

Series 156, Euro Bonds, 2.50%, 02/27/15	EUR	1,500,000	2,049,921

Bundesrepublik Deutschland, Series 07, Euro Bonds, 4.25%, 07/04/39	EUR	340,000	498,981

Series 09, Euro Bonds, 3.25%, 01/04/20	EUR	1,610,000	2,198,352

Commerzbank AG, Sr. Gtd. Euro Bonds, 2.75%, 01/13/12	EUR	800,000	1,093,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Total Return Fund

	Principal
	Amount		Value

Germany–(continued)

Hella KGaA Hueck & Co., Sr. Unsec. Unsub. Euro Bonds, 7.25%, 10/20/14	EUR	120,000	$169,966

Landwirtschaftliche Rentenbank, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 1.38%, 04/25/13	JPY	150,000,000	1,630,803

			10,091,551

Greece–0.82%
Hellenic Republic Government, Sr. Unsec. Unsub. Euro Bonds, 6.00%, 07/19/19	EUR	550,000	576,699

Hungary–0.19%
MOL Hungarian Oil & Gas NyRt, Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.88%, 04/20/17	EUR	100,000	131,006

Ireland–3.05%
Ardagh Glass Finance PLC-REGS, Sr. Euro Notes, 8.75%, 02/01/20(c)	EUR	110,000	154,521

Cloverie PLC for Zurich Insurance Co., Sec. Sub. Variable Rate Medium-Term Euro Notes, 7.50%, 07/24/39(d)	EUR	200,000	313,475

GE Capital European Funding, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 6.00%, 01/15/19	EUR	700,000	1,058,521

Governor & Co. of the Bank of Ireland, Sub. Medium-Term Euro Notes, 10.00%, 02/12/20	EUR	300,000	449,946

Smurfit Kappa Acquisitions-REGS, Sr. Sec. Gtd. Euro Bonds, 7.75%, 11/15/19(c)	EUR	110,000	153,788

			2,130,251

Italy–5.12%
Assicurazioni Generali S.p.A., Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.13%, 09/16/24	EUR	350,000	485,923

Intesa Sanpaolo S.p.A., Sub. Variable Rate Euro Notes, 8.38%(d)(e)	EUR	150,000	204,081

Unsec. Sub. Medium-Term Euro Notes, 5.00%, 09/23/19	EUR	400,000	547,680

Italy Buoni Poliennali Del Tesoro, Euro Bonds, 5.75%, 02/01/33	EUR	1,560,000	2,346,603

			3,584,287

Japan–4.40%
Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.60%, 06/20/14	JPY	10,000,000	111,595

Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	150,000,000	1,473,737

Japan Finance Organization for Municipalities, Unsec. Gtd. Global Bonds, 2.00%, 05/09/16	JPY	130,000,000	1,491,574

			3,076,906

Luxembourg–1.49%
Glencore Finance Europe S.A.–Series 6, Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	500,000	705,688

UniCredit International Bank Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Rate Euro Bonds, 8.13%(d)(e)	EUR	250,000	336,724

			1,042,412

Mexico–0.41%
Mexican Bonos–Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	287,477

Netherlands–5.22%
F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	799,179

HeidelbergCement Finance B.V., Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.63%, 01/25/12	EUR	150,000	209,961

ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	747,080

Magyar Telecom B.V.-REGS, Sr. Sec. Gtd. Euro Notes, 9.50%, 12/15/16(c)	EUR	150,000	208,733

Netherlands Government, Euro Bonds, 4.00%, 01/15/37	EUR	1,120,000	1,539,444

Ziggo Bond Co. B.V.-REGS, Sr. Sec. Gtd. Euro Notes, 8.00%, 05/15/18(c)	EUR	110,000	147,175

			3,651,572

Norway–2.04%
Eksportfinans A.S.A., Medium-Term Global Notes, 1.60%, 03/20/14	JPY	130,000,000	1,427,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Total Return Fund

	Principal
	Amount		Value

South Korea–2.35%
Korea Treasury–Series 0400-1206, Sr. Unsec. Bonds, 4.00%, 06/10/12	KRW	1,800,000,000	$1,640,532

Spain–2.55%
Caixa d’Estalvis de Catalunya, Sec. Mortgage-Backed Euro Notes, 3.50%, 03/07/16	EUR	1,000,000	1,279,325

Spain Government, Sr. Unsub. Euro Bonds, 4.60%, 07/30/19	EUR	360,000	503,369

			1,782,694

Supranational–5.91%
Asian Development Bank–Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	280,000,000	3,115,799

European Investment Bank, Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.38%, 04/15/13	EUR	320,000	461,735

Nordic Investment Bank–Series C, Sr. Unsec. Medium-Term Global Notes, 1.70%, 04/27/17	JPY	50,000,000	559,690

			4,137,224

Sweden–0.86%
Sweden Government–Series 1045, Bonds, 5.25%, 03/15/11	SEK	4,200,000	603,048

United Kingdom–16.26%
Barclays Bank PLC, Sr. Unsec. Unsub. Medium-Term Euro Notes, 4.00%, 01/20/17	EUR	400,000	540,367

BAT International Finance PLC, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 06/29/17	EUR	400,000	595,793

Experian Finance PLC, Gtd. Medium-Term Euro Notes, 4.75%, 02/04/20	EUR	150,000	208,626

Infinis PLC-REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(c)	GBP	100,000	159,099

Kerling PLC-REGS, Sr. Sec. Gtd. Euro Notes, 10.63%, 01/28/17(c)	EUR	50,000	70,986

Ladbrokes Group Finance PLC, Sr. Unsec. Gtd. Unsub. Euro Notes, 7.63%, 03/05/17	GBP	100,000	159,398

Lloyds TSB Bank PLC, Sub. Medium-Term Euro Notes, 7.63%, 04/22/25	GBP	300,000	468,289

Mondi Finance PLC, Unsec. Gtd. Unsub. Euro Notes, 5.75%, 04/03/17	EUR	100,000	135,608

Motability Operations Group PLC, Sr. Gtd. Medium-Term Euro Notes, 5.38%, 06/28/22	GBP	500,000	771,923

Northern Rock Asset Management PLC–Series 415, Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro Notes, 0.43%, 07/02/10	JPY	200,000,000	2,125,202

OTE PLC, Series 1, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.00%, 08/05/13	EUR	250,000	345,089

Series 7, Tranche 1, Sr. Unsec. Gtd. Unsub. Medium-Term Euro Notes, 6.00%, 02/12/15	EUR	250,000	354,971

Royal Bank of Scotland Group PLC–Series 2958, Tranche 1, Sr. Unsec. Unsub. Medium-Term Euro Notes, 5.25%, 05/15/13	EUR	300,000	422,589

Royal Bank of Scotland PLC (The), Unsec. Sub. Medium-Term Euro Notes, 6.93%, 04/09/18	EUR	300,000	422,652

TVN Finance Corp. II AB-REGS, Sr. Unsec. Gtd. Euro Notes, 10.75%, 11/15/17(c)	EUR	125,000	186,427

United Kingdom Treasury, Bonds, 2.50%, 04/16/20	GBP	320,000	1,513,148

3.75%, 09/07/19	GBP	790,000	1,199,810

4.75%, 12/07/38	GBP	1,060,000	1,696,390

			11,376,367

United States–0.74%
Bank of America Corp., Sr. Medium-Term Euro Notes, 7.00%, 06/15/16	EUR	200,000	304,689

Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.63%, 04/01/13	EUR	100,000	137,144

Virgin Media Secured Finance PLC-REGS, Sr. Sec. Gtd. Euro Notes, 7.00%, 01/15/18(c)	GBP	50,000	78,689

			520,522

Total Non U.S. Dollar Denominated Bonds & Notes (Cost $63,939,555)			65,698,155

Asset-Backed Security–0.98%(b)
United Kingdom–0.98%
Permanent Master Issuer PLC–Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.34%, 07/15/42(d) (Cost $739,913)	EUR	500,000	688,247

TOTAL INVESTMENTS–94.87% (Cost $64,679,468)			66,386,402

OTHER ASSETS LESS LIABILITIES–5.13%			3,589,557

NET ASSETS–100.00%			$69,975,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Total Return Fund

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
MXN	– Mexican Peso
REGS	– Regulation S
Sec.	– Secured
SEK	– Swedish Krona
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Foreign denominated security. Principal amount is denominated in currency indicated.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $1,815,496, which represented 2.59% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2010.
(e)	Perpetual bond with no specified maturity date.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Sovereign Debt	47.7%

Financials	40.0

Consumer Staples	1.3

Telecommunication Services	1.3

Utilities	1.1

Materials	1.0

Collateralized Mortgage Obligations	1.0

Consumer Discretionary	0.8

Industrials	0.5

Energy	0.2

Other Assets Less Liabilities	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $64,679,468)	$66,386,402

Foreign currencies, at value (Cost $2,648,128)	2,629,565

Receivables for:
Deposits with brokers for futures	226,364

Investments sold	3,255,558

Fund shares sold	45,261

Dividends and interest	886,253

Fund expenses absorbed	10,754

Foreign currency contracts outstanding	30,412

Investment for trustee deferred compensation and retirement plans	7,192

Other assets	38,054

Total assets	73,515,815

Liabilities:
Payables for:
Investments purchased	2,967,795

Fund shares reacquired	275,953

Amount due custodian	157,851

Variation margin	33,902

Accrued fees to affiliates	43,993

Accrued other operating expenses	49,707

Trustee deferred compensation and retirement plans	10,655

Total liabilities	3,539,856

Net assets applicable to shares outstanding	$69,975,959

Net assets consist of:
Shares of beneficial interest	$67,158,661

Undistributed net investment income	130,107

Undistributed net realized gain	1,139,377

Unrealized appreciation	1,547,814

$69,975,959

Net Assets:
Class A	$31,147,800

Class B	$6,753,572

Class C	$8,991,990

Class Y	$276,523

Institutional Class	$22,806,074

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,773,847

Class B	602,753

Class C	802,401

Class Y	24,635

Institutional Class	2,030,614

Class A:
Net asset value per share	$11.23

Maximum offering price per share (Net asset value of $11.23 divided by 95.25%)	$11.79

Class B:
Net asset value and offering price per share	$11.20

Class C:
Net asset value and offering price per share	$11.21

Class Y:
Net asset value and offering price per share	$11.22

Institutional Class:
Net asset value and offering price per share	$11.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $9,126)	$1,134,137

Dividends from affiliated money market funds	242

Total investment income	1,134,379

Expenses:
Advisory fees	252,744

Administrative services fees	24,795

Custodian fees	20,300

Distribution fees:
Class A	40,503

Class B	41,083

Class C	66,078

Transfer agent fees — A, B, C and Y	74,907

Transfer agent fees — Institutional	1,075

Trustees’ and officers’ fees and benefits	11,802

Professional services fees	30,108

Other	47,851

Total expenses	611,246

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(133,127)

Net expenses	478,119

Net investment income	656,260

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	790,637

Foreign currencies	182,369

Foreign currency contracts	41,165

Futures contracts	265,805

1,279,976

Change in net unrealized appreciation (depreciation) of:
Investment securities	(4,145,615)

Foreign currencies	(81,216)

Foreign currency contracts	30,147

Futures contracts	(189,434)

(4,386,118)

Net realized and unrealized gain (loss)	(3,106,142)

Net increase (decrease) in net assets resulting from operations	$(2,449,882)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$656,260	$1,676,759

Net realized gain (loss)	1,279,976	(267,797)

Change in net unrealized appreciation (depreciation)	(4,386,118)	12,722,291

Net increase (decrease) in net assets resulting from operations	(2,449,882)	14,131,253

Distributions to shareholders from net investment income:
Class A	(239,148)	(420,080)

Class B	(29,061)	(59,515)

Class C	(47,054)	(87,737)

Class Y	(2,534)	(4,331)

Institutional Class	(198,377)	(400,568)

Total distributions from net investment income	(516,174)	(972,231)

Return of capital:
Class A	—	(47,110)

Class B	—	(6,678)

Class C	—	(9,981)

Class Y	—	(690)

Institutional Class	—	(46,332)

Total return of capital:	—	(110,791)

Share transactions–net:
Class A	(13,418)	(11,967,983)

Class B	(1,968,361)	(3,900,392)

Class C	(4,409,601)	(4,565,355)

Class Y	5,139	183,272

Institutional Class	(3,337,824)	(5,384,408)

Net increase (decrease) in net assets resulting from share transactions	(9,724,065)	(25,634,866)

Net increase (decrease) in net assets	(12,690,121)	(12,586,635)

Net assets:
Beginning of period	82,666,080	95,252,715

End of period (includes undistributed net investment income of $130,107 and $(9,979), respectively)	$69,975,959	$82,666,080

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund, formerly AIM International Total Return Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return, comprised of current income and capital appreciation.

11        Invesco International Total Return Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

12        Invesco International Total Return Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded

13        Invesco International Total Return Fund

futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.65%

Next $250 million	0.59%

Next $500 million	0.565%

Next $1.5 billion	0.54%

Next $2.5 billion	0.515%

Next $5 billion	0.49%

Over $10 billion	0.465%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.10%, 1.85%, 1.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees $57,145 and reimbursed class level expenses of $44,541, $11,295, $18,166, $411 and $1,075 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s

14        Invesco International Total Return Fund

average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $8,325 in front-end sales commissions from the sale of Class A shares and $0, $11,884 and $802 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$32,326,681	—	$32,326,681

Asset-Backed Securities	—	688,247	—	688,247

Foreign Government Debt Securities	—	33,371,474	—	33,371,474

	$—	$66,386,402	$—	$66,386,402

Foreign Currency Contracts*	—	30,412	—	30,412

Futures*	(146,412)	—	—	(146,412)

Total Investments	$(146,412)	$66,416,814	$—	$66,270,402

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$37,620	(7,208)

Interest rate risk
Futures contracts(b)	15,457	(161,869)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.

15        Invesco International Total Return Fund

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency
	Futures*	Contracts*

Realized Gain
Currency risk	$—	$41,165

Interest rate risk	265,805	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$30,147

Interest rate risk	(189,434)	—

Total	$76,371	$71,312

*	The average value of futures and foreign currency contracts during the period was $25,861,982 and $1,420,211, respectively.

Open Foreign Currency Contracts
Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

06/18/10	EUR	1,110,000	USD	1,501,808	$1,478,154	$23,654

06/18/10	USD	410,375	EUR	310,000	412,818	2,443

06/18/10	JPY	134,650,000	USD	1,443,936	1,433,735	10,201

06/18./10	USD	690,790	JPY	65,000,000	692,112	1,322

						$37,620

Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	(Depreciation)

06/18/10	USD	1,072,544	EUR	800,000	$1,065,336	$(7,208)

Total open foreign currency contracts						$30,412

Currency Abbreviations:
EUR	– Euro
JPY	– Japanese Yen
USD	– U.S. Dollar

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Canada 10 Year Bonds	9	June-2010/Long	$1,043,047	$8,756

Euro-Schatz	23	June-2010/Long	3,343,889	1,839

Long Gilt	1	June-2010/Long	177,365	4,862

Subtotal			$4,564,301	$15,457

Euro-Bonds	54	June-2010/Short	(8,878,855)	(47,467)

Euro BUXL 30 Year Bonds	12	June-2010/Short	(1,664,268)	(77,474)

Japan 10 Year Bonds	2	June-2010/Short	(2,973,180)	(16,459)

U.S. Treasury 5 Year Notes	28	June-2010/Short	(3,244,063)	(15,969)

U.S. Treasury 10 Year Notes	4	June-2010/Short	(471,625)	(4,500)

Subtotal			$(17,231,991)	$(161,869)

Total			$(12,667,690)	$(146,412)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $494.

16        Invesco International Total Return Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,002 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2015	$83,126

October 31, 2017	34,286

Total capital loss carryforward	$117,412

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $67,906,899 and $74,780,077, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,220,177

Aggregate unrealized (depreciation) of investment securities	(1,513,243)

Net unrealized appreciation of investment securities	$1,706,934

Cost of investments is the same for tax and financial statement purposes.

17        Invesco International Total Return Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	529,694	$6,137,131	726,498	$7,929,192

Class B	72,186	835,556	230,218	2,480,129

Class C	193,403	2,244,559	262,926	2,849,612

Class Y	5,262	61,336	125,457	1,317,504

Institutional Class	106,933	1,234,948	214,070	2,293,151

Issued as reinvestment of dividends:
Class A	18,892	219,438	39,727	426,566

Class B	2,266	26,340	5,451	58,339

Class C	3,843	44,658	8,549	91,647

Class Y	208	2,408	203	2,296

Institutional Class	17,081	198,378	41,561	446,695

Automatic conversion of Class B shares to Class A shares:
Class A	63,330	727,604	156,086	1,667,259

Class B	(63,464)	(727,604)	(156,385)	(1,667,259)

Reacquired:(b)
Class A	(617,055)	(7,097,591)	(2,099,972)	(21,991,000)

Class B	(182,745)	(2,102,653)	(454,584)	(4,771,601)

Class C	(586,181)	(6,698,818)	(715,392)	(7,506,614)

Class Y	(5,153)	(58,605)	(103,757)	(1,136,528)

Institutional Class	(405,172)	(4,771,150)	(765,895)	(8,124,254)

Net increase (decrease) in share activity	(846,672)	$(9,724,065)	(2,485,239)	$(25,634,866)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially. In addition, 33% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Net of redemption fees of $3,549 and $1,177 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and year ended October 31, 2009, respectively.

18        Invesco International Total Return Fund

NOTE 11—Financial Highlights

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends						net assets		assets without		investment
	value,	Net	securities (both	Total from	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	Return of	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	Capital	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/10	$11.68	$0.10	$(0.47)	$(0.37)	$(0.08)	$—	$(0.08)	$11.23	(3.15)%	$31,148	1.10	%(e)	1.52	%(e)	1.82	%(e)	95%
Year ended 10/31/09	9.96	0.22	1.65	1.87	(0.14)	(0.01)	(0.15)	11.68	18.93	32,460	1.10		1.51		2.10		233
Year ended 10/31/08	11.18	0.24	(0.90)	(0.66)	(0.41)	(0.15)	(0.56)	9.96	(6.22)	39,418	1.11		1.42		2.16		224
Year ended 10/31/07	10.44	0.25	0.69	0.94	(0.20)	—	(0.20)	11.18	9.17	6,247	1.12		2.06		2.39		509
Year ended 10/31/06(f)	10.00	0.13	0.48	0.61	(0.06)	(0.11)	(0.17)	10.44	6.14	3,341	1.14	(g)	3.92	(g)	2.20	(g)	231

Class B
Six months ended 04/30/10	11.65	0.06	(0.47)	(0.41)	(0.04)	—	(0.04)	11.20	(3.53)	6,754	1.85	(e)	2.27	(e)	1.07	(e)	95
Year ended 10/31/09	9.94	0.14	1.64	1.78	(0.06)	(0.01)	(0.07)	11.65	18.00	9,026	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	(0.08)	(0.48)	9.94	(6.95)	11,432	1.86		2.17		1.41		224
Year ended 10/31/07	10.42	0.17	0.70	0.87	(0.13)	—	(0.13)	11.16	8.44	2,395	1.87		2.81		1.64		509
Year ended 10/31/06(f)	10.00	0.09	0.46	0.55	(0.05)	(0.08)	(0.13)	10.42	5.55	2,025	1.89	(g)	4.67	(g)	1.45	(g)	231

Class C
Six months ended 04/30/10	11.66	0.06	(0.47)	(0.41)	(0.04)	—	(0.04)	11.21	(3.53)	8,992	1.85	(e)	2.27	(e)	1.07	(e)	95
Year ended 10/31/09	9.94	0.14	1.65	1.79	(0.06)	(0.01)	(0.07)	11.66	18.10	13,887	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	(0.08)	(0.48)	9.94	(6.95)	16,262	1.86		2.17		1.41		224
Year ended 10/31/07	10.43	0.17	0.69	0.86	(0.13)	—	(0.13)	11.16	8.34	1,999	1.87		2.81		1.64		509
Year ended 10/31/06(f)	10.00	0.09	0.47	0.56	(0.05)	(0.08)	(0.13)	10.43	5.65	2,383	1.89	(g)	4.67	(g)	1.45	(g)	231

Class Y
Six months ended 04/30/10	11.68	0.12	(0.48)	(0.36)	(0.10)	—	(0.10)	11.22	(3.12)	277	0.85	(e)	1.27	(e)	2.07	(e)	95
Year ended 10/31/09	9.96	0.26	1.64	1.90	(0.17)	(0.01)	(0.18)	11.68	19.22	284	0.85		1.26		2.35		233
Year ended 10/31/08(f)	10.54	0.02	(0.60)	(0.58)	—	—	—	9.96	(5.50)	24	0.86	(g)	1.20	(g)	2.41	(g)	224

Institutional Class
Six months ended 04/30/10	11.68	0.12	(0.47)	(0.35)	(0.10)	—	(0.10)	11.23	(3.03)	22,806	0.85	(e)	1.01	(e)	2.07	(e)	95
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	(0.01)	(0.18)	11.68	19.22	27,008	0.85		1.01		2.35		233
Year ended 10/31/08	11.18	0.27	(0.90)	(0.63)	(0.42)	(0.17)	(0.59)	9.96	(5.99)	28,117	0.85		0.94		2.42		224
Year ended 10/31/07	10.44	0.28	0.69	0.97	(0.23)	—	(0.23)	11.18	9.42	35,952	0.86		1.55		2.64		509
Year ended 10/31/06(f)	10.00	0.15	0.48	0.63	(0.07)	(0.12)	(0.19)	10.44	6.27	19,243	0.89	(g)	3.50	(g)	2.45	(g)	231

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $32,671, $8,285, $13,325, $302 and $23,829 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class Shares and October 3, 2008 for Class Y Shares.
(g)	Annualized.

19        Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$981.50	$5.40	$1,019.34	$5.51	1.10%

B	1,000.00	979.60	9.08	1,015.62	9.25	1.85

C	1,000.00	980.50	9.08	1,015.62	9.25	1.85

Y	1,000.00	982.10	4.18	1,020.58	4.26	0.85

Institutional	1,000.00	982.20	4.18	1,020.58	4.26	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco International Total Return Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.

ITR-SAR-1	Invesco Distributors, Inc.

Invesco Japan Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Japan Fund was renamed Invesco Japan Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.22%

Class B Shares	7.63

Class C Shares	7.85

Class Y Shares	8.38

Institutional Class Shares	8.33

MSCI EAFE Index▼ (Broad Market Index)	2.48

Tokyo Stock Price Index (price only)▪ (Style-Specific Index)	5.58

Lipper Japan Funds Index▼ (Peer Group Index)	8.54

▼	Lipper Inc.; ▪ Invesco, Bloomberg L.P.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Tokyo Stock Price Index (price only) is a capitalization-weighted index of large and mid-sized companies listed on the Tokyo Stock Exchange.
     The Lipper Japan Funds Index is an unmanaged index considered representative of Japan funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2 Invesco Japan Fund

Average Annual Total Returns

As of 4/30/10, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	-14.69%

1 Year	12.86

Class B Shares

Inception (3/31/06)	-14.59%

1 Year	13.32

Class C Shares

Inception (3/31/06)	-14.17%

1 Year	17.58

Class Y Shares

Inception	-13.39%

1 Year	19.83

Institutional Class Shares

Inception	-13.28%

1 Year	19.70
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 2.26%, 3.01%, 3.01%, 2.01% and 2.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 7.68, 8.43%, 8.43%, 7.43% and 6.85%, respectively. The expense

Average Annual Total Returns

As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	-15.09%

1 Year	22.77

Class B Shares

Inception (3/31/06)	-15.20%

1 Year	23.74

Class C Shares

Inception (3/31/06)	-14.56%

1 Year	27.74

Class Y Shares

Inception	-13.80%

1 Year	30.19

Institutional Class Shares

Inception	-13.69%

1 Year	29.98
ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least February 28, 2011. See current prospectus for more information.

3 Invesco Japan Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco

4 Invesco Japan Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks–98.43%
Apparel Retail–1.04%
Fast Retailing Co., Ltd.	500	$75,661

Auto Parts & Equipment–2.96%
Koito Manufacturing Co., Ltd.	3,000	49,417

NHK Spring Co., Ltd.	10,000	96,116

Takata Corp.(b)	2,800	70,087

		215,620

Automobile Manufacturers–6.77%
Honda Motor Co., Ltd.	7,300	246,604

Nissan Motor Co., Ltd.	25,000	218,976

Suzuki Motor Corp.	1,300	27,436

		493,016

Brewers–1.58%
Kirin Holdings Co., Ltd.	8,000	114,857

Broadcasting–2.04%
Nippon Television Network Corp.	990	148,352

Building Products–3.00%
Asahi Glass Co., Ltd.(b)	11,000	130,052

JS Group Corp.	4,500	88,591

		218,643

Commodity Chemicals–2.88%
Denki Kagaku Kogyo Kabushiki Kaisha	22,000	98,294

Kuraray Co., Ltd.	8,500	111,444

		209,738

Computer & Electronics Retail–0.65%
K’s Holdings Corp.(b)	1,800	47,727

Computer Hardware–5.02%
Fujitsu Ltd.	16,000	113,240

Toshiba Corp.(b)	44,000	252,228

		365,468

Construction, Farm Machinery & Heavy Trucks–1.93%
Komatsu Ltd.(b)	3,500	70,617

Kubota Corp.	8,000	70,338

		140,955

Consumer Electronics–3.93%
Pioneer Corp.(b)(c)	39,600	149,952

Sony Corp.	4,000	136,704

		286,656

Consumer Finance–3.19%
ORIX Corp.(b)	2,540	232,566

Department Stores–2.07%
Isetan Mitsukoshi Holdings Ltd.	13,000	150,566

Diversified Banks–6.73%
Mitsubishi UFJ Financial Group, Inc.	42,200	219,505

Sumitomo Mitsui Financial Group, Inc.	8,200	270,458

		489,963

Diversified Metals & Mining–1.02%
Mitsubishi Materials Corp.(c)	25,000	74,286

Diversified Real Estate Activities–2.82%
Sumitomo Realty & Development Co., Ltd.	10,000	205,828

Electrical Components & Equipment–0.90%
Sumitomo Electric Industries, Ltd.	5,300	65,422

Electronic Components–5.67%
IBIDEN Co., Ltd.	4,900	174,957

Nidec Corp.	2,300	238,176

		413,133

Electronic Equipment & Instruments–5.00%
FUJIFILM Holdings Corp.	4,100	140,712

Hitachi, Ltd.(b)	51,000	223,751

		364,463

Electronic Equipment Manufacturers–1.34%
Yaskawa Electronic Corp.(b)	11,000	97,415

Homebuilding–3.15%
HASEKO Corp.(b)(c)	121,500	126,758

Sekisui Chemical Co., Ltd.	15,000	102,432

		229,190

Household Appliances–0.94%
Rinnai Corp.(b)	1,400	68,640

Household Products–2.80%
Unicharm Corp.	2,100	203,841

Industrial Machinery–5.27%
Mori Seiki Co., Ltd.(b)	12,100	145,362

Nabtesco Corp.	9,000	112,268

NSK Ltd.	9,000	68,830

SMC Corp.	400	57,394

		383,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Japan Fund

	Shares	Value

Investment Banking & Brokerage–2.73%
Nomura Holdings, Inc.	28,800	$198,615

IT Consulting & Other Services–2.96%
ITOCHU Techno-Solutions Corp.	2,500	94,721

Otsuka Corp.(b)	1,700	120,622

		215,343

Life & Health Insurance–1.36%
T&D Holdings, Inc.	3,800	98,977

Marine–2.07%
Mitsui O.S.K. Lines, Ltd.	20,000	150,702

Personal Products–1.07%
Fancl Corp.(b)	4,400	78,253

Photographic Products–1.05%
Nikon Corp.	3,400	76,393

Property & Casualty Insurance–2.94%
Tokio Marine Holdings, Inc.	7,200	214,378

Semiconductor Equipment–2.90%
Tokyo Electron Ltd.	3,200	211,494

Semiconductors–1.50%
Elpida Memory, Inc.(c)	5,200	109,038

Trading Companies & Distributors–7.15%
JFE Shoji Holdings, Inc.	17,000	88,130

Mitsubishi Corp.	8,700	206,394

Mitsui & Co., Ltd.	15,000	226,278

		520,802

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.43% (Cost $6,558,317)		7,169,855

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–18.10%
Liquid Assets Portfolio–Institutional Class (Cost $1,318,220)(d)(e)	1,318,220	1,318,220

TOTAL INVESTMENTS–116.53% (Cost $7,876,537)		8,488,075

OTHER ASSETS LESS LIABILITIES–(16.53)%		(1,204,243)

NET ASSETS–100.00%		$7,283,832

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2010.
(c)	Non-income producing security.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Consumer Discretionary	24.6%

Information Technology	24.4

Industrials	20.3

Financials	19.8

Consumer Staples	5.4

Materials	3.9

Investment Purchased with Cash from Collateral from Securities Loaned Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Japan Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $6,558,317)*	$7,169,855

Investments in affiliated money market funds, at value and cost	1,318,220

Total investments, at value (Cost $7,876,537)	8,488,075

Foreign currencies, at value (Cost $389)	209

Receivables for:
Investments sold	512,866

Fund shares sold	45,548

Dividends	34,167

Fund expenses absorbed	5,978

Investment for trustee deferred compensation and retirement plans	6,839

Other assets	35,277

Total assets	9,128,959

Liabilities:
Payables for:
Investments purchased	309,812

Fund shares reacquired	7,546

Amount due custodian	97,410

Collateral upon return of securities loaned	1,318,220

Accrued fees to affiliates	63,263

Accrued other operating expenses	42,037

Trustee deferred compensation and retirement plans	6,839

Total liabilities	1,845,127

Net assets applicable to shares outstanding	$7,283,832

Net assets consist of:
Shares of beneficial interest	$11,225,981

Undistributed net investment income (loss)	(46,822)

Undistributed net realized gain (loss)	(4,506,787)

Unrealized appreciation	611,460

$7,283,832

Net Assets:
Class A	$4,784,919

Class B	$642,355

Class C	$1,188,812

Class Y	$248,624

Institutional Class	$419,122

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	864,722

Class B	119,769

Class C	221,703

Class Y	44,746

Institutional Class	75,001

Class A:
Net asset value per share	$5.53

Maximum offering price per share
(Net asset value of $5.53 divided by 94.50%)	$5.85

Class B:
Net asset value and offering price per share	$5.36

Class C:
Net asset value and offering price per share	$5.36

Class Y:
Net asset value and offering price per share	$5.56

Institutional Class:
Net asset value and offering price per share	$5.59

*	At April 30, 2010, securities with an aggregate value of $1,250,453 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Japan Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,772)	$36,890

Dividends from affiliated money market funds (includes securities lending income of $1,496)	1,611

Total investment income	38,501

Expenses:
Advisory fees	29,522

Administrative services fees	24,794

Custodian fees	14,067

Distribution fees:
Class A	5,178

Class B	3,020

Class C	4,666

Transfer agent fees — A, B, C and Y	11,956

Transfer agent fees — Institutional	4

Trustees’ and officers’ fees and benefits	10,820

Registration and filing fees	26,676

Professional services fees	26,680

Other	16,743

Total expenses	174,126

Less: Fees waived and expenses reimbursed	(98,301)

Net expenses	75,825

Net investment income (loss)	(37,324)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	83,224

Foreign currencies	(2,421)

80,803

Change in net unrealized appreciation (depreciation) of:
Investment securities	405,662

Foreign currencies	(745)

Foreign currency contracts	389

405,306

Net realized and unrealized gain	486,109

Net increase in net assets resulting from operations	$448,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Japan Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(37,324)	$(24,672)

Net realized gain (loss)	80,803	(1,200,642)

Change in net unrealized appreciation	405,306	1,413,217

Net increase in net assets resulting from operations	448,785	187,903

Share transactions–net:
Class A	1,997,301	(136,850)

Class B	14,757	(72,037)

Class C	380,402	(162,521)

Class Y	5,094	30,045

Institutional Class	49	237

Net increase (decrease) in net assets resulting from share transactions	2,397,603	(341,126)

Net increase (decrease) in net assets	2,846,388	(153,223)

Net assets:
Beginning of period	4,437,444	4,590,667

End of period (includes undistributed net investment income (loss) of $(46,822) and $(9,498), respectively)	$7,283,832	$4,437,444

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Japan Fund, formerly AIM Japan Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

9        Invesco Japan Fund

institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

10        Invesco Japan Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Japan Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees and reimbursed Fund expenses of $86,341 and reimbursed class level expenses of $8,373, $1,221, $1,887, $475 and $4 of Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $373 in front-end sales commissions from the sale of Class A shares and $0, $128 and $257 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

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  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$367,329	$1,424,492	$—	$1,791,821

Consumer Staples	114,857	282,094	—	396,951

Financials	—	1,440,327	—	1,440,327

Industrials	150,702	1,329,676	—	1,480,378

Information Technology	657,631	1,118,723	—	1,776,354

Materials	—	284,024	—	284,024

Money Market Funds	1,318,220	—	—	1,318,220

Total Investments	$2,608,739	$5,879,336	$—	$8,488,075

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $951 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

13        Invesco Japan Fund

  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2014	$516,097

October 31, 2015	653,306

October 31, 2016	2,042,418

October 31, 2017	1,247,693

Total capital loss carryforward	$4,459,514

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $6,061,338 and $3,863,786, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$704,166

Aggregate unrealized (depreciation) of investment securities	(224,425)

Net unrealized appreciation of investment securities	$479,741

Cost of investments for tax purposes is $8,008,334.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	667,245	$3,583,437	311,639	$1,528,580

Class B	10,306	54,024	10,438	49,574

Class C	87,878	456,556	25,417	124,032

Class Y(b)	1,418	7,554	8,938	45,248

Institutional Class	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	1,329	7,013	3,242	15,859

Class B	(1,370)	(7,013)	(3,319)	(15,859)

Reacquired:(c)
Class A(b)	(293,598)	(1,593,149)	(348,927)	(1,681,289)

Class B	(6,309)	(32,254)	(21,806)	(105,752)

Class C	(14,832)	(76,154)	(60,015)	(286,553)

Class Y	(462)	(2,460)	(2,891)	(15,203)

Institutional Class	—	49	—	237

Net increase (decrease) in share activity	451,605	$2,397,603	(77,284)	$(341,126)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 30% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 23% of the outstanding shares of the Fund are owned by Invesco.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	35,799	$195,821

Class A	(35,799)	(195,821)

(c)	Net of redemption fees of $767 and $2,846 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2010 and the year ended October 31, 2009, respectively.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
				Net gains		Redemption				to average		to average net		Ratio of net
	Net asset	Net		(losses) on		fees added to				net assets		assets without		investment
	value,	investment		securities (both	Total from	shares of	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	beneficial	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	interest	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 04/30/10	$5.11	$(0.03	)(c)	$0.45	$0.42	$0.00	$5.53	8.22%	$4,785	2.24	%(d)	5.38	%(d)	(1.02	)%(d)	63%
Year ended 10/31/09	4.85	(0.02	)(c)	0.28	0.26	0.00	5.11	5.36	2,504	1.90		7.68		(0.37)		213
Year ended 10/31/08	9.38	0.00	(c)	(4.53)	(4.53)	0.00	4.85	(48.29)	2,542	1.71		4.49		0.04		154
Year ended 10/31/07	8.83	(0.04)		0.58	0.54	0.01	9.38	6.23	5,611	1.72		4.56		(0.45)		128
Year ended 10/31/06(e)	10.00	(0.04)		(1.14)	(1.18)	0.01	8.83	(11.70)	4,417	1.77	(f)	6.96	(f)	(0.87	)(f)	37

Class B
Six months ended 04/30/10	4.98	(0.05	)(c)	0.43	0.38	0.00	5.36	7.63	642	2.99	(d)	6.13	(d)	(1.77	)(d)	63
Year ended 10/31/09	4.76	(0.05	)(c)	0.27	0.22	0.00	4.98	4.62	583	2.65		8.43		(1.12)		213
Year ended 10/31/08	9.26	(0.05	)(c)	(4.45)	(4.50)	0.00	4.76	(48.60)	627	2.46		5.24		(0.71)		154
Year ended 10/31/07	8.79	(0.10)		0.56	0.46	0.01	9.26	5.35	1,278	2.47		5.31		(1.20)		128
Year ended 10/31/06(e)	10.00	(0.08)		(1.14)	(1.22)	0.01	8.79	(12.10)	1,005	2.52	(f)	7.71	(f)	(1.62	)(f)	37

Class C
Six months ended 04/30/10	4.97	(0.05	)(c)	0.44	0.39	0.00	5.36	7.85	1,189	2.99	(d)	6.13	(d)	(1.77	)(d)	63
Year ended 10/31/09	4.76	(0.05	)(c)	0.26	0.21	0.00	4.97	4.41	739	2.65		8.43		(1.12)		213
Year ended 10/31/08	9.27	(0.05	)(c)	(4.46)	(4.51)	0.00	4.76	(48.65)	872	2.46		5.24		(0.71)		154
Year ended 10/31/07	8.79	(0.10)		0.57	0.47	0.01	9.27	5.46	1,691	2.47		5.31		(1.20)		128
Year ended 10/31/06(e)	10.00	(0.08)		(1.14)	(1.22)	0.01	8.79	(12.10)	1,085	2.52	(f)	7.71	(f)	(1.62	)(f)	37

Class Y
Six months ended 04/30/10	5.13	(0.02	)(c)	0.45	0.43	0.00	5.56	8.38	249	1.99	(d)	5.13	(d)	(0.77	)(d)	63
Year ended 10/31/09	4.86	(0.00	)(c)	0.27	0.27	0.00	5.13	5.56	225	1.65		7.43		(0.12)		213
Year ended 10/31/08(e)	5.47	0.00	(c)	(0.61)	(0.61)	0.00	4.86	(11.15)	183	1.46	(f)	6.25	(f)	0.29	(f)	154

Institutional Class
Six months ended 04/30/10	5.16	(0.02	)(c)	0.45	0.43	0.00	5.59	8.33	419	1.99	(d)	4.73	(d)	(0.77	)(d)	63
Year ended 10/31/09	4.89	(0.00	)(c)	0.27	0.27	0.00	5.16	5.52	387	1.64		6.85		(0.11)		213
Year ended 10/31/08	9.41	0.02	(c)	(4.54)	(4.52)	0.00	4.89	(48.03)	366	1.45		3.79		0.30		154
Year ended 10/31/07	8.85	(0.02)		0.57	0.55	0.01	9.41	6.33	706	1.46		3.97		(0.19)		128
Year ended 10/31/06(e)	10.00	(0.03)		(1.13)	(1.16)	0.01	8.85	(11.50)	664	1.52	(f)	6.41	(f)	(0.62	)(f)	37

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,176, $609, $941, $237 and $404 for Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.
(f)	Annualized.

15        Invesco Japan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,082.20	$11.56	$1,013.69	$11.18	2.24%

B	1,000.00	1,076.30	15.39	1,009.97	14.90	2.99

C	1,000.00	1,078.50	15.41	1,009.97	14.90	2.99

Y	1,000.00	1,083.80	10.28	1,014.93	9.94	1.99

Institutional	1,000.00	1,083.30	10.28	1,014.93	9.94	1.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Japan Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
                                            JAP-SAR-1     Invesco Distributors, Inc.

Invesco LIBOR Alpha Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM LIBOR Alpha Fund was renamed Invesco LIBOR Alpha Fund.

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.93%

Class C Shares	2.81

Class R Shares	2.92

Class Y Shares	3.18

Institutional Class Shares	3.06

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	2.54

U.S. Three-Month LIBOR Index▼ (Style-Specific Index)	0.12

Lipper Short Investment Grade Debt Funds Index▼ (Peer Group Index)	2.82

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The U.S. Three-Month LIBOR Index is an unmanaged floating rate index at which U.S. dollar deposits are offered on the London Interbank market.
     The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment grade debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)	1.95%

1 Year	9.39

Class C Shares

Inception (3/31/06)	2.37%

1 Year	12.01

Class R Shares

Inception (3/31/06)	2.37%

1 Year	12.00

Class Y Shares

Inception	2.78%

1 Year	12.68

Institutional Class Shares

Inception (3/31/06)	2.85%

1 Year	12.44
Class Y shares incepted on October 3, 2008 Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	1.91%

1 Year	12.57

Class C Shares

Inception (3/31/06)	2.31%

1 Year	15.08

Class R Shares

Inception (3/31/06)	2.31%

1 Year	15.22

Class Y Shares

Inception	2.72%

1 Year	15.76

Institutional Class Shares

Inception (3/31/06)	2.83%

1 Year	15.79
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.88%, 1.13%, 1.13%, 0.63% and 0.63%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 2.10%, 2.85%, 2.35%, 1.85% and 1.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class C shares do not have a front-end sales charge or a CDSC; therefore, performance quoted is at net asset value. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2011. See current prospectus for more information.

2	Total annual operating expenses less any contractual fee waivers by the distributor in effect through at least February 28, 2011. See current prospectus for more information.

2               Invesco LIBOR Alpha Fund

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.

Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly
Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3               Invesco LIBOR Alpha Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–35.88%
Agricultural Products–0.28%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	$105,000	$125,140

Airlines–2.02%
American Airlines, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	375,000	387,656

Continental Airlines Inc., Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	64,695	63,401

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	270,000	281,813

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	58,439	59,169

Series 2009-1, Class A, Sec. Pass Through Ctfs., 7.75%, 12/17/19	95,000	104,441

		896,480

Automotive Retail–0.41%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	180,000	182,025

Broadcasting–0.17%
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	60,000	77,922

Cable & Satellite–1.40%
Comcast Corp., Sr. Unsec. Gtd. Notes, 6.40%, 03/01/40	195,000	203,144

DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	375,000	419,062

		622,206

Casinos & Gaming–0.32%
MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(b)	125,000	142,031

Communications Equipment–0.98%
Motorola Inc., Sr. Unsec. Unsub. Global Notes, 8.00%, 11/01/11	401,000	433,744

Computer Storage & Peripherals–0.23%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	85,000	100,459

Diversified Banks–3.35%
Bank of Nova Scotia (Canada), Sr. Unsec. Unsub. Global Notes, 3.40%, 01/22/15	250,000	253,531

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	140,000	157,517

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	125,000	127,981

Sr. Unsec. Gtd. Unsub. Medium-Term Notes, 1.50%, 03/30/12(b)	500,000	502,136

US Bank NA, Sub. Notes, 3.78%, 04/29/20	250,000	253,012

Wachovia Corp., Sr. Unsec. Notes, 5.35%, 03/15/11	185,000	192,336

		1,486,513

Diversified Capital Markets–0.57%
UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.35%, 02/23/12(c)	250,000	251,636

Diversified Metals & Mining–0.25%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	100,000	112,219

Electric Utilities–0.85%
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	240,000	244,637

Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	130,000	131,161

		375,798

Health Care Equipment–1.25%
Boston Scientific Corp., Sr. Unsec. Unsub. Notes, 6.00%, 01/15/20	100,000	99,197

Medtronic Inc., Sr. Unsec. Unsub. Global Notes, 3.00%, 03/15/15	450,000	455,147

		554,344

Health Care Services–0.80%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	300,000	321,550

7.25%, 06/15/19	30,000	35,701

		357,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines–1.17%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.88%, 10/15/14	$245,000	$271,538

Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	240,000	248,100

		519,638

Independent Power Producers & Energy Traders–0.20%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	80,000	87,900

Industrial Conglomerates–0.24%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	105,071

Industrial REIT’s–0.89%
ProLogis, Sr. Unsec. Notes, 6.25%, 03/15/17	400,000	397,647

Insurance Brokers–0.23%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	100,000	101,454

Integrated Oil & Gas–0.16%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	65,000	70,674

Integrated Telecommunication Services–2.29%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	200,000	209,508

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 3.75%, 05/20/11	120,000	123,536

Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	400,000	411,234

Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	150,000	153,610

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	100,000	120,373

		1,018,261

Investment Banking & Brokerage–1.15%
Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	35,000	36,312

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	155,000	167,132

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 4.15%, 12/01/14	300,000	307,227

		510,671

Life & Health Insurance–2.20%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	409,241

Prudential Financial Inc., Sr. Unsec. Unsub. Medium-Term Notes, 6.20%, 01/15/15	190,000	210,315

Series D, Sr. Unsec. Unsub. Medium-Term Notes, 2.75%, 01/14/13	355,000	357,757

		977,313

Life Sciences Tools & Services–0.44%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	195,331

Multi-Utilities–1.11%
Nisource Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 7.88%, 11/15/10	400,000	414,105

Pacific Gas & Electric Co., Sr. Unsec. Unsub. Notes, 5.40%, 01/15/40	80,000	78,771

		492,876

Office REIT’s–0.76%
Boston Properties L.P., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/19	185,000	195,465

Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(b)	140,000	140,655

		336,120

Oil & Gas Exploration & Production–0.91%
EXCO Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 01/15/11	150,000	150,469

Motiva Enterprises LLC, Notes, 5.75%, 01/15/20(b)	90,000	96,817

Pemex Finance Ltd. (Mexico), Series 2000-1, Global Notes, 9.03%, 02/15/11	100,000	102,580

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Unsub. Global Notes, 5.75%, 01/20/20	55,000	56,831

		406,697

Oil & Gas Storage & Transportation–1.50%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Notes, 7.63%, 02/15/12	335,000	368,407

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	164,412

Williams Partners L.P., Sr. Unsec. Notes, 6.30%, 04/15/40(b)	130,000	135,457

		668,276

Other Diversified Financial Services–2.60%
Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	105,000	113,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Other Diversified Financial Services–(continued)

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	$110,000	$117,652

Sr. Unsec. Unsub. Global Notes, 5.10%, 09/29/11	150,000	156,298

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	300,000	305,276

JPMorgan Chase & Co., Floating Rate Medium-Term Notes, 0.90%, 02/26/13(c)	460,000	461,845

		1,154,289

Packaged Foods & Meats–0.30%
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	105,000	107,307

Sr. Unsec. Unsub. Global Notes, 4.13%, 02/09/16	25,000	25,674

		132,981

Paper Products–0.34%
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	150,000	149,250

Property & Casualty Insurance–0.20%
Allstate Corp. (The), Sr. Unsec. Unsub. Notes, 6.20%, 05/16/14	80,000	90,001

Publishing–0.72%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	300,000	319,639

Regional Banks–0.86%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	170,000	173,570

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%, 12/31/49(b)	200,000	209,000

		382,570

Research & Consulting Services–1.04%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	426,000	463,622

Semiconductors–0.32%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	140,000	140,146

Sovereign Debt–0.44%
Russia Foreign Bond (Russia), 3.63%, 04/29/15(b)	200,000	195,798

Specialized Finance–1.15%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	500,000	513,079

Specialty Stores–0.72%
Staples Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	300,000	318,209

Steel–0.47%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	40,000	48,193

Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	150,000	161,575

		209,768

Textiles–0.34%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	150,000	152,438

Thrifts & Mortgage Finance–0.25%
First Niagara Financial Group Inc., Sr. Unsec. Unsub. Notes, 6.75%, 03/19/20	110,000	113,342

Total Bonds & Notes (Cost $15,412,233)		15,940,829

Asset-Backed Securities–33.94%
American Express Credit Account Master Trust, Series 2007-6, Class C, Floating Rate Pass Through Ctfs., 0.53%, 01/15/13(b)	500,000	499,447

Banc of America Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	400,000	418,964

Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.39%, 05/25/34(c)	510,579	495,647

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.53%, 08/25/33(c)	79,623	73,036

Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.63%, 04/12/38(c)	30,000	30,518

Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	154,146

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(c)	360,000	387,536

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	517,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities–(continued)

Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, Floating Rate Pass Through Ctfs., 0.32%, 05/15/13(c)	$200,000	$199,982

Series 2007-C3, Class C3, Floating Rate Pass Through Ctfs., 0.54%, 04/15/13(c)	440,000	439,652

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	125,000	135,624

Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	100,000	101,708

Commercial Mortgage Pass Through Ctfs., Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs., 6.46%, 02/16/34(b)(c)	369,733	373,792

Countrywide Asset-Backed Ctfs., Series 2007-9, Class B, Floating Rate Pass Through Ctfs., 2.76%, 06/25/47(b)(c)	140,000	2,379

Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.35%, 06/25/37(c)	181,988	172,349

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.09%, 09/26/34(b)(c)	161,192	154,504

Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs., 1.52%, 11/28/39 (Acquired 11/25/09; Cost $152,292)(b)(c)	152,292	152,292

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37	293,539	302,577

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.90%, 09/15/15(c)	200,000	201,380

Fannie Mae REMICS, Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.76%, 01/25/28(c)	473,823	473,881

Series 2005-16, Class LC, 5.50%, 05/25/28	699,473	724,279

Series 2005-16, Class PB, 5.00%, 07/25/27	636,382	653,696

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	567,742	588,290

Fannie Mae Whole Loan, Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.71%, 02/25/47(c)	297,944	290,947

Freddie Mac REMICS, Series 2399, Class XF, Floating Rate Pass Through Ctfs., 1.20%, 01/15/32(c)	232,251	237,056

Series 2450, Class PE, Pass Through Ctfs., 6.00%, 07/15/21	166,464	169,668

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.25%, 12/15/31(c)	376,429	386,311

Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	386,658	398,528

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	239,501	249,684

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	250,000	262,768

GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, Pass Through Ctfs., 6.53%, 05/15/33	393,817	406,053

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	263,892	263,834

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	127,951

Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 1.35%, 03/06/20(b)(c)	225,000	187,537

Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/11	115,000	117,259

LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	370,000	380,458

Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(b)	105,000	110,440

Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	200,000	205,474

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	170,268

Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(c)	305,000	320,020

Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	349,893	362,559

Nissan Auto Lease Trust, Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	100,000	101,264

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 2.95%, 02/25/34(c)	141,922	132,961

Series 2005-11, Class 1A1, Variable Rate Pass Through Ctfs., 2.81%, 05/25/35(c)	126,454	99,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco LIBOR Alpha Fund

	Principal
	Amount	Value

Asset-Backed Securities–(continued)

Structured Sale Gtd. Loans, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.82%, 02/25/48(b)(c)	$939,548	$942,940

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(c)	65,000	69,607

USAA Auto Owner Trust, Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	100,000	102,011

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	62,789	63,074

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	98,245	100,342

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(c)	20,000	21,210

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.46%, 12/15/44(c)	400,000	417,374

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(c)	154,361	156,448

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(c)	163,070	160,947

Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 3.10%, 09/25/34(c)	812,473	807,802

Total Asset-Backed Securities (Cost $14,965,988)		15,074,757

U.S. Treasury Securities–4.08%
U.S. Treasury Bills–0.44%
0.16%, 06/17/10(d)(e)	195,000	194,959

U.S. Treasury Notes–2.49%
4.75%, 08/15/17	1,000,000	1,105,938

U.S. Treasury Bonds–1.15%
5.38%, 02/15/31	355,000	403,036

4.25%, 05/15/39	115,000	109,825

		512,861

Total U.S. Treasury Securities (Cost $1,810,945)		1,813,758

Municipal Obligations–1.09%
California (State of) Series 2010, Taxable Unlimited GO, 5.75%, 03/01/17	260,000	271,229

Georgia (State of) Municipal Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	200,000	211,998

Total Municipal Obligations (Cost $461,883)		483,227

U.S. Government Sponsored Mortgage-Backed Securities–0.94%
Federal Home Loan Mortgage Corp. (FHLMC)–0.62%
Floating Rate Pass Through Ctfs., 6.54%, 07/01/36(c)	261,282	277,651

Federal National Mortgage Association (FNMA)–0.32%
Floating Rate Pass Through Ctfs., 2.80%, 11/01/32(c)	134,589	141,352

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $400,274)		419,003

	Shares
Money Market Funds–20.72%
Liquid Assets Portfolio–Institutional Class(f)	4,602,041	4,602,041

Premier Portfolio–Institutional Class(f)	4,602,041	4,602,041

Total Money Market Funds (Cost $9,204,082)		9,204,082

TOTAL INVESTMENTS–96.65% (Cost $42,255,405)		42,935,656

OTHER ASSETS LESS LIABILITIES–3.35%		1,488,738

NET ASSETS–100.00%		$44,424,394

Investment Abbreviations:

Ctfs.	– Certificates
GO	– General Obligation Bonds
Gtd.	– Guaranteed
RB	– Revenue Bonds
REMICS	– Real Estate Mortgage Investment Conduits
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco LIBOR Alpha Fund

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2010 was $5,493,412, which represented 12.37% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2010.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets
as of April 30, 2010

Collateralized Mortgage Obligations	29.3%

Credit Cards	3.6

Diversified Banks	3.3

Other Diversified Financial Services	2.6

U.S. Treasury Securities	2.5

Integrated Telecommunication Services	2.3

Life & Health Insurance	2.2

Airlines	2.0

Industries Each Less Than 2% of Total Net Assets	28.1

Money Market Funds Plus Other Assets Less Liabilities	24.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco LIBOR Alpha Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $33,051,323)	$33,731,574

Investments in affiliated money market funds, at value and cost	9,204,082

Total investments, at value (Cost $42,255,405)	42,935,656

Foreign currencies, at value (Cost $482)	471

Receivables for:
Fund shares sold	1,321,930

Dividends and interest	265,166

Fund expenses absorbed	16,006

Principal paydowns	29,234

Investment for trustee deferred compensation and retirement plans	6,982

Other assets	38,163

Total assets	44,613,608

Liabilities:
Payables for:
Fund shares reacquired	42,583

Amount due custodian	13,115

Variation margin	57,653

Accrued fees to affiliates	25,572

Accrued other operating expenses	41,836

Trustee deferred compensation and retirement plans	8,455

Total liabilities	189,214

Net assets applicable to shares outstanding	$44,424,394

Net assets consist of:
Shares of beneficial interest	$47,686,538

Undistributed net investment income	841

Undistributed net realized gain (loss)	(3,866,540)

Unrealized appreciation	603,555

$44,424,394

Net Assets:
Class A	$25,067,998

Class C	$15,366,683

Class R	$77,020

Class Y	$3,835,427

Institutional Class	$77,266

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,781,329

Class C	1,704,305

Class R	8,543

Class Y	424,468

Institutional Class	8,572

Class A:
Net asset value per share	$9.01

Maximum offering price per share
(Net asset value of $9.01 divided by 97.50%)	$9.24

Class C:
Net asset value and offering price per share	$9.02

Class R:
Net asset value and offering price per share	$9.02

Class Y:
Net asset value and offering price per share	$9.04

Institutional Class:
Net asset value and offering price per share	$9.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco LIBOR Alpha Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Interest	$617,829

Dividends from affiliated money market funds	2,681

Total investment income	620,510

Expenses:
Advisory fees	79,628

Administrative services fees	24,795

Custodian fees	4,319

Distribution fees:
Class A	28,220

Class C	49,485

Class R	134

Transfer agent fees — A, C, R and Y	26,375

Transfer agent fees — Institutional	44

Trustees’ and officers’ fees and benefits	11,131

Registration and filing fees	27,786

Professional services fees	28,898

Other	15,584

Total expenses	296,399

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(141,988)

Net expenses	154,411

Net investment income	466,099

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(37,972)

Foreign currencies	(4)

Futures contracts	(95,265)

(133,241)

Change in net unrealized appreciation (depreciation) of:
Investment securities	693,578

Foreign currencies	14

Futures contracts	(55,743)

637,849

Net realized and unrealized gain	504,608

Net increase in net assets resulting from operations	$970,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco LIBOR Alpha Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income	$466,099	$744,164

Net realized gain (loss)	(133,241)	(1,546,297)

Change in net unrealized appreciation	637,849	2,680,863

Net increase in net assets resulting from operations	970,707	1,878,730

Distributions to shareholders from net investment income:
Class A	(319,339)	(523,841)

Class C	(125,957)	(233,380)

Class R	(660)	(830)

Class Y	(43,927)	(24,864)

Institutional Class	(928)	(535)

Total distributions from net investment income	(490,811)	(783,450)

Share transactions–net:
Class A	2,791,006	10,502,411

Class C	8,150,441	229,352

Class R	40,126	15,320

Class Y	723,108	2,717,820

Institutional Class	50,112	15,535

Net increase in net assets resulting from share transactions	11,754,793	13,480,438

Net increase in net assets	12,234,689	14,575,718

Net assets:
Beginning of period	32,189,705	17,613,987

End of period (includes undistributed net investment income of $841 and $25,553, respectively)	$44,424,394	$32,189,705

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco LIBOR Alpha Fund, formerly AIM LIBOR Alpha Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate,

12        Invesco LIBOR Alpha Fund

maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

13        Invesco LIBOR Alpha Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are generally declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The

14        Invesco LIBOR Alpha Fund

combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.45%

Next $4 billion	0.425%

Over $5 billion	0.40%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10%, 0.60% and 0.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

15        Invesco LIBOR Alpha Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees and reimbursed fund expenses of $90,834 and reimbursed class level expenses of $16,774, $7,356, $40, $2,081 and $44 of Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended April 30, 2010, Invesco Ltd. did not reimburse any expenses.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IDI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least February 28, 2011. 12b-1 fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waivers for Class C shares were $24,750.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $4,234 in front-end sales commissions from the sale of Class A shares and $0 and $5 from Class A and Class C, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

16        Invesco LIBOR Alpha Fund

  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$9,204,082	$—	$—	$9,204,082

U.S. Treasury Securities	—	1,813,758	—	1,813,758

U.S. Government Sponsored Securities	—	419,003	—	419,003

Corporate Debt Securities	—	15,745,031	—	15,745,031

Asset Backed Securities	—	14,922,465	152,292	15,074,757

Municipal Obligations	—	483,227	—	483,227

Foreign government debt securities	—	195,798	—	195,798

	$9,204,082	$33,579,282	$152,292	$42,935,656

Futures contracts*	(76,685)	—	—	(76,685)

Total Investments	$9,127,397	$33,579,282	$152,292	$42,858,971

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$12,106	$(88,791)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest risk	$(95,265)

Change in Unrealized Appreciation (Depreciation)
Interest risk	(55,743)

Total	$(151,008)

*	The average value of futures outstanding during the period was $12,108,903.

17        Invesco LIBOR Alpha Fund

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

Long Gilt Futures	3	June-2010/Long	$532,095	$9,174

U.S. Treasury Ultra Bonds	8	June-2010/Short	(992,250)	(24,892)

U.S. Treasury Long Bonds	14	June-2010/Short	(1,666,875)	(19,304)

U.S. Treasury 10 Year Notes	40	June-2010/Short	(4,716,250)	(25,207)

U.S. Treasury 5 Year Notes	35	June-2010/Short	(4,055,078)	2,933

U.S. Treasury 2 Year Notes	20	June-2010/Short	(4,351,563)	(7,168)

Euro-Bonds	9	June-2010/Short	(1,496,140)	(12,221)

Subtotal			$(17,278,156)	$(85,859)

Total			$(16,746,061)	$(76,685)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $124.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $968 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2014	$358,142

October 31, 2016	1,820,417

October 31, 2017	1,585,660

Total capital loss carryforward	$3,764,219

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

18        Invesco LIBOR Alpha Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $25,113,753 and $16,003,114, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$935,688

Aggregate unrealized (depreciation) of investment securities	(255,437)

Net unrealized appreciation of investment securities	$680,251

Investments have the same cost for tax and financial statement purposes.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	1,884,536	$16,904,297	2,130,710	$18,322,888

Class C	1,271,410	11,402,670	485,436	4,157,438

Class R	6,270	56,264	1,865	16,460

Class Y	344,505	3,103,529	419,605	3,652,163

Institutional Class	5,542	49,514	1,699	15,000

Issued as reinvestment of dividends:
Class A	30,316	271,050	54,230	457,324

Class C	11,879	106,287	23,196	192,008

Class R	74	660	100	830

Class Y	2,590	23,175	1,856	15,911

Institutional Class	74	662	64	535

Reacquired:
Class A	(1,607,192)	(14,384,341)	(981,406)	(8,277,801)

Class C	(375,431)	(3,358,516)	(495,497)	(4,120,094)

Class R	(1,863)	(16,798)	(224)	(1,970)

Class Y	(267,823)	(2,403,596)	(113,911)	(950,254)

Institutional Class	(7)	(64)	—	—

Net increase in share activity	1,304,880	$11,754,793	1,527,723	$13,480,438

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19        Invesco LIBOR Alpha Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$8.88	$0.12	$0.14	$0.26	$(0.13)	$9.01	2.93%	$25,068	0.82	%(d)	1.48	%(d)	2.69	%(d)	54%
Year ended 10/31/09	8.41	0.33	0.50	0.83	(0.36)	8.88	10.32	21,976	0.83		2.07		3.90		153
Year ended 10/31/08	9.86	0.49	(1.25)	(0.76)	(0.69)	8.41	(8.13)	10,680	0.90		1.63		5.23		116
Year ended 10/31/07	9.91	0.48	(0.04)	0.44	(0.49)	9.86	4.52	27,579	0.85		1.36		4.85		218
Year ended 10/31/06(e)	10.00	0.26	(0.08)	0.18	(0.27)	9.91	1.82	32,980	0.87	(f)	1.66	(f)	4.49	(f)	134

Class C
Six months ended 04/30/10	8.89	0.11	0.14	0.25	(0.12)	9.02	2.81	15,367	1.07	(d)	2.23	(d)	2.44	(d)	54
Year ended 10/31/09	8.41	0.31	0.51	0.82	(0.34)	8.89	10.17	7,078	1.08		2.82		3.65		153
Year ended 10/31/08	9.86	0.46	(1.25)	(0.79)	(0.66)	8.41	(8.36)	6,588	1.15		2.38		4.98		116
Year ended 10/31/07	9.91	0.46	(0.04)	0.42	(0.47)	9.86	4.27	16,147	1.10		2.11		4.60		218
Year ended 10/31/06(e)	10.00	0.25	(0.09)	0.16	(0.25)	9.91	1.67	17,653	1.12	(f)	2.41	(f)	4.24	(f)	134

Class R
Six months ended 04/30/10	8.88	0.11	0.15	0.26	(0.12)	9.02	2.92	77	1.07	(d)	1.73	(d)	2.44	(d)	54
Year ended 10/31/09	8.41	0.31	0.50	0.81	(0.34)	8.88	10.05	36	1.08		2.32		3.65		153
Year ended 10/31/08	9.86	0.46	(1.25)	(0.79)	(0.66)	8.41	(8.36)	20	1.15		1.88		4.98		116
Year ended 10/31/07	9.91	0.46	(0.04)	0.42	(0.47)	9.86	4.26	20	1.10		1.61		4.60		218
Year ended 10/31/06(e)	10.00	0.25	(0.09)	0.16	(0.25)	9.91	1.67	771	1.12	(f)	1.91	(f)	4.24	(f)	134

Class Y
Six months ended 04/30/10	8.90	0.13	0.15	0.28	(0.14)	9.04	3.18	3,835	0.57	(d)	1.23	(d)	2.94	(d)	54
Year ended 10/31/09	8.41	0.36	0.52	0.88	(0.39)	8.90	10.85	3,074	0.58		1.82		4.15		153
Year ended 10/31/08(e)	8.69	0.04	(0.27)	(0.23)	(0.05)	8.41	(2.68)	317	0.66	(f)	2.24	(f)	5.47	(f)	116

Institutional Class
Six months ended 04/30/10	8.88	0.13	0.14	0.27	(0.14)	9.01	3.06	77	0.57	(d)	1.23	(d)	2.94	(d)	54
Year ended 10/31/09	8.41	0.35	0.51	0.86	(0.39)	8.88	10.60	26	1.58		1.72		4.15		153
Year ended 10/31/08	9.86	0.51	(1.26)	(0.75)	(0.70)	8.41	(7.90)	10	0.65		1.30		5.48		116
Year ended 10/31/07	9.91	0.51	(0.04)	0.47	(0.52)	9.86	4.79	62	0.60		1.02		5.10		218
Year ended 10/31/06(e)	10.00	0.28	(0.09)	0.19	(0.28)	9.91	1.97	813	0.61	(f)	1.34	(f)	4.75	(f)	134

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $22,763, $9,982, $54, $2,824 and $60 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 for Class Y shares. Commencement date of March 31, 2006 for Class A, Class C, Class R and Institutional Class shares, respectively.
(f)	Annualized.

20        Invesco LIBOR Alpha Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,029.30	$4.13	$1,020.73	$4.11	0.82%

C	1,000.00	1,028.10	5.38	1,019.49	5.36	1.07

R	1,000.00	1,029.20	5.38	1,019.49	5.36	1.07

Y	1,000.00	1,031.80	2.87	1,021.97	2.86	0.57

Institutional	1,000.00	1,030.60	2.87	1,021.97	2.86	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21        Invesco LIBOR Alpha Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
LAL-SAR-1          Invesco Distributors, Inc.

Invesco Small Companies Fund
Semiannual Report to Shareholders ▪ April 30, 2010

Effective April 30, 2010, AIM Trimark Small Companies Fund was renamed Invesco Small Companies Fund.

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/09 to 4/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.20%

Class B Shares	26.70

Class C Shares	26.72

Class R Shares	27.05

Class Y Shares	27.38

Institutional Class Shares	27.48

S&P 500 Index▼ (Broad Market Index)	15.66

Russell 2000 Index▼ (Style-Specific Index)	28.17

Lipper Small-Cap Core Funds Index▼ (Peer Group Index)	24.97

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses. Performance of the peer group reflects fund expenses; performance of a market index does not.

2                    Invesco Small Companies Fund

Average Annual Total Returns
As of 4/30/10, including maximum applicable
sales charges

Class A Shares

Inception (11/4/03)	8.73%

5 Years	6.40

1 Year	68.26

Class B Shares

Inception (11/4/03)	8.91%

5 Years	6.50

1 Year	71.80

Class C Shares

Inception (11/4/03)	8.90%

5 Years	6.81

1 Year	75.90

Class R Shares

Inception	9.44%

5 Years	7.35

1 Year	77.58

Class Y Shares

Inception	9.73%

5 Years	7.67

1 Year	78.36

Institutional Class Shares

Inception	10.16%

5 Years	8.13

1 Year	79.00

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	8.41%

5 Years	4.93

1 Year	92.65

Class B Shares

Inception (11/4/03)	8.60%

5 Years	5.01

1 Year	97.40

Class C Shares

Inception (11/4/03)	8.58%

5 Years	5.32

1 Year	101.40

Class R Shares

Inception	9.13%

5 Years	5.88

1 Year	103.33

Class Y Shares

Inception	9.43%

5 Years	6.19

1 Year	104.42

Institutional Class Shares

Inception	9.86%

5 Years	6.64

1 Year	105.10

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.49%, 2.24%, 2.24%, 1.74%, 1.24% and 0.96%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                    Invesco Small Companies Fund

Letters to Shareholders

    Bruce Crockett Dear Fellow Shareholders:
By all accounts, last year was a challenging time for all of us. Although the economy and financial markets whipsawed us, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from last year is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the Invesco Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the Invesco Funds’ “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen that Invesco is assuming the management of the Van Kampen family of mutual funds as well as Morgan Stanley’s retail funds. We view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
During the six months covered by this report, the U.S. economy strengthened, and – in the third quarter of 2009 – ended its year-long contraction and began growing again. Likewise, economies around the world recovered and major U.S. and global stock market indexes rallied impressively.
Timely communication
Our website, invesco.com, provides timely market commentary, investor education information and sector updates. The Investment Perspectives articles featured on our home page are written by Invesco’s investment professionals and cover a wide range of topics that are updated regularly. I invite you to read them.
     At invesco.com you also can access your Fund’s latest quarterly commentary. Simply click on Mutual Funds inside the Financial Products box. Then, in the Fund Information box, click on Quarterly Commentary and select your Fund.
     Also on our website, you’ll find a commentary from me that discusses the name change we made on April 30 – from Invesco Aim to Invesco. Some of the changes related to this event include all AIM funds being renamed Invesco funds. (It’s important to note that the funds’ investment strategies and objectives have not changed.) For more information about the change, please read the shareholder Q&A on the account balance page at invesco.com.
Taking our business forward
Invesco’s acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, was completed on June 1, 2010. Our two companies have similar investment philosophies and cultures, as well as complementary investment expertise. I believe this combination represents the next step in our company’s evolution – and will allow us to better serve you through greater efficiencies and cost savings, a broader range of investment options, and a continued commitment to investment excellence, with complementary portfolio management expertise.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4                    Invesco Small Companies Fund

Schedule of Investments(a)

April 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–81.92%
Advertising–3.93%
Arbitron Inc.	638,856	$19,683,153

Aluminum–0.12%
Cymat Technologies Ltd. (Canada)(b)	2,497,500	626,771

Apparel, Accessories & Luxury Goods–0.66%
Hampshire Group, Ltd.(b)(c)	592,824	3,290,173

Automotive Retail–1.49%
Lithia Motors, Inc.–Class A(c)	934,264	7,455,427

Biotechnology–2.11%
Talecris Biotherapeutics Holdings Corp.(b)	564,020	10,575,375

Commodity Chemicals–5.35%
Chemtrade Logistics Income Fund (Canada)(c)	2,100,368	26,810,130

Computer Storage & Peripherals–3.70%
Synaptics Inc.(b)	606,100	18,558,782

Data Processing & Outsourced Services–5.98%
Alliance Data Systems Corp.(b)	238,000	17,864,280

Hewitt Associates, Inc.–Class A(b)	295,400	12,108,446

		29,972,726

Electric Utilities–3.32%
Generac Holdings, Inc.(b)	1,100,995	16,614,015

Electronic Manufacturing Services–5.69%
Smart Modular Technologies WWH Inc.(b)(c)	4,058,747	28,492,404

Health Care Equipment–7.05%
Kinetic Concepts, Inc.(b)	815,800	35,324,140

Health Care Supplies–4.70%
Cooper Cos., Inc. (The)	263,224	10,236,781

Inverness Medical Innovations, Inc.(b)	335,000	13,326,300

		23,563,081

Home Furnishings–2.77%
Tempur-Pedic International Inc.(b)	411,675	13,873,448

Internet Retail–3.38%
NutriSystem, Inc.(c)	875,600	16,925,348

Leisure Products–2.33%
MEGA Brands Inc. (Canada)(b)(c)	17,488,365	9,121,969

MEGA Brands Inc.–Wts. Expiring 03/30/15 (Canada)(b)	12,488,000	2,580,927

		11,702,896

Life Sciences Tools & Services–1.88%
Charles River Laboratories International, Inc.(b)	281,300	9,417,924

Oil & Gas Exploration & Production–0.00%
Brompton Corp. (Canada)(b)	69,374	0

Publishing–4.33%
John Wiley & Sons, Inc.–Class A	513,558	21,708,097

Real Estate Services–4.94%
FirstService Corp. (Canada)(b)	1,038,000	24,762,445

Semiconductors–10.66%
Advanced Analogic Technologies, Inc.(b)(c)	3,003,500	11,413,300

International Rectifier Corp.(b)	1,825,421	42,021,191

		53,434,491

Specialized Consumer Services–0.21%
Jackson Hewitt Tax Service Inc.(b)	615,460	1,040,127

Technology Distributors–3.03%
Brightpoint, Inc.(b)	1,876,538	15,181,193

Thrifts & Mortgage Finance–1.57%
Northwest Bancshares, Inc.	631,145	7,883,001

Trucking–2.72%
Con-way Inc.	351,062	13,635,248

Total Common Stocks & Other Equity Interests (Cost $438,521,259)		410,530,395

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds–1.27%
Leisure Products–1.27%
MEGA Brands Inc. (Canada)–Class A, Series A, Sec., 10.00%, 03/31/15 (Cost $6,082,213)	$6,244,000	6,360,142

	Shares
Preferred Stocks–0.35%
Real Estate Services–0.35%
FirstService Corp.(Canada)–Series 1, 7.00% Pfd. (Cost $1,880,000)	75,200	1,748,400

Money Market Funds–16.38%
Liquid Assets Portfolio–Institutional Class(d)	41,033,226	41,033,226

Premier Portfolio–Institutional Class(d)	41,033,226	41,033,226

Total Money Market Funds (Cost $82,066,452)		82,066,452

TOTAL INVESTMENTS–99.92% (Cost $528,549,924)		500,705,389

OTHER ASSETS LESS LIABILITIES–0.08%		418,561

NET ASSETS–100.00%		$501,123,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Companies Fund

Investment Abbreviations:

Pfd.	– Preferred
Sec.	– Secured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2010 was $103,508,751, which represented 20.66% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2010

Information Technology	29.1%

Consumer Discretionary	20.4

Health Care	15.7

Financials	6.9

Materials	5.5

Utilities	3.3

Industrials	2.7

Money Market Funds Plus Other Assets Less Liabilities	16.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Companies Fund

Statement of Assets and Liabilities

April 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $293,124,405)	$315,130,186

Investments in affiliates, at value (Cost $235,425,519)	185,575,203

Total investments, at value (Cost $528,549,924)	500,705,389

Foreign currencies, at value (Cost $219,021)	217,331

Receivables for:
Investments sold	819,702

Fund shares sold	2,375,413

Dividends and interest	299,115

Investment for trustee deferred compensation and retirement plans	12,707

Other assets	39,877

Total assets	504,469,534

Liabilities:
Payables for:
Investments purchased	1,485,597

Fund shares reacquired	1,390,336

Accrued fees to affiliates	360,501

Accrued other operating expenses	67,540

Trustee deferred compensation and retirement plans	41,610

Total liabilities	3,345,584

Net assets applicable to shares outstanding	$501,123,950

Net assets consist of:
Shares of beneficial interest	$609,701,958

Undistributed net investment income (loss)	(477,278)

Undistributed net realized gain (loss)	(80,254,279)

Unrealized appreciation (depreciation)	(27,846,451)

$501,123,950

Net Assets:
Class A	$301,309,663

Class B	$15,952,479

Class C	$88,138,993

Class R	$28,969,100

Class Y	$13,619,897

Institutional Class	$53,133,818

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	19,601,985

Class B	1,084,309

Class C	5,997,667

Class R	1,908,138

Class Y	886,487

Institutional Class	3,392,596

Class A:
Net asset value per share	$15.37

Maximum offering price per share
(Net asset value of $15.37 divided by 94.50%)	$16.26

Class B:
Net asset value and offering price per share	$14.71

Class C:
Net asset value and offering price per share	$14.70

Class R:
Net asset value and offering price per share	$15.18

Class Y:
Net asset value and offering price per share	$15.36

Institutional Class:
Net asset value and offering price per share	$15.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Companies Fund

Statement of Operations

For the six months ended April 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $227,276)	$452,554

Dividends from affiliated	1,565,563

Interest	867,331

Total investment income	2,885,448

Expenses:
Advisory fees	1,619,530

Administrative services fees	75,235

Custodian fees	21,749

Distribution fees:
Class A	330,963

Class B	73,503

Class C	384,430

Class R	56,824

Transfer agent fees — A, B, C, R and Y	485,017

Transfer agent fees — Institutional	2,052

Trustees’ and officers’ fees and benefits	16,979

Other	112,941

Total expenses	3,179,223

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(56,902)

Net expenses	3,122,321

Net investment income (loss)	(236,873)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	13,175,950

Foreign currencies	41,923

13,217,873

Change in net unrealized appreciation of:
Investment securities	86,831,895

Foreign currencies	5,881

86,837,776

Net realized and unrealized gain	100,055,649

Net increase in net assets resulting from operations	$99,818,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2010 and the year ended October 31, 2009
(Unaudited)

	April 30,	October 31,
	2010	2009

Operations:
Net investment income (loss)	$(236,873)	$2,772,213

Net realized gain (loss)	13,217,873	(94,053,698)

Change in net unrealized appreciation	86,837,776	194,734,515

Net increase in net assets resulting from operations	99,818,776	103,453,030

Distributions to shareholders from net investment income:
Class A	(130,070)	—

Class R	(3,596)	—

Class Y	(7,454)	(1,496)

Institutional Class	(61,833)	(1,199,603)

Total distributions from net investment income	(202,953)	(1,201,099)

Distributions to shareholders from net realized gains:
Class A	—	(2,289,709)

Class B	—	(158,597)

Class C	—	(765,770)

Class R	—	(175,205)

Class Y	—	(6,623)

Institutional Class	—	(2,145,236)

Total distributions from net realized gains	—	(5,541,140)

Share transactions–net:
Class A	34,612,982	(20,942,630)

Class B	(409,426)	(2,151,673)

Class C	6,268,047	(8,829,088)

Class R	6,403,237	673,420

Class Y	4,665,634	4,697,057

Institutional Class	(4,292,667)	(138,485,325)

Net increase (decrease) in net assets resulting from share transactions	47,247,807	(165,038,239)

Net increase (decrease) in net assets	146,863,630	(68,327,448)

Net assets:
Beginning of period	354,260,320	422,587,768

End of period (includes undistributed net investment income (loss) of $(477,278) and $(37,452), respectively)	$501,123,950	$354,260,320

Notes to Financial Statements

April 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Companies Fund, formerly AIM Trimark Small Companies Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds, (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

9        Invesco Small Companies Fund

  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares are no longer subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Small Companies Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Small Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
  The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2010, the Adviser waived advisory fees of $54,309.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $337.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2010, IDI advised the Fund that IDI retained $36,436 in front-end sales commissions from the sale of Class A shares and $0, $11,692 and $4,101 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

12        Invesco Small Companies Fund

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$494,345,247	$—	$0	$494,345,247

Corporate Debt Securities	—	6,360,142	—	6,360,142

Total Investments	$494,345,247	$6,360,142	$0	$500,705,389

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	04/30/10	Income

Advanced Analogic Technologies, Inc.	$5,485,653	$4,545,923	$—	$1,381,724	$—	$11,413,300	$—

Chemtrade Logistics Income Fund	26,408,606	—	(11,463,360)	9,569,353	2,295,531	26,810,130	1,231,969

Hampshire Group, Ltd.	1,778,472	—	—	1,511,701	—	3,290,173	—

Lithia Motors, Inc.	5,202,192	2,603,447	—	(350,212)	—	7,455,427	—

MEGA Brands Inc.	1,590,345	6,955,359	(348,351)	6,050,679	(5,126,063)	9,121,969	—

NutriSystem, Inc.	18,165,032	8,974,376	(11,209,927)	(4,642,884)	5,638,751	16,925,348	298,709

Smart Modular Technologies WWH, Inc.	24,521,373	—	(13,350,807)	25,618,298	(8,296,460)	28,492,404	—

Total Investments in Other Affiliates	$83,151,673	$23,079,105	$(36,372,445)	$39,138,659	$(5,488,241)	$103,508,751	$1,530,678

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $2,256.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

13        Invesco Small Companies Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2010, the Fund paid legal fees of $1,242 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$92,910,022

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2010 was $138,164,569 and $145,456,274, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$67,139,472

Aggregate unrealized (depreciation) of investment securities	(95,546,139)

Net unrealized appreciation (depreciation) of investment securities	$(28,406,667)

Cost of investments for tax purposes is $529,112,056.

14        Invesco Small Companies Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2010(a)		October 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	6,988,172	$99,241,557	5,040,919	$52,401,749

Class B	123,723	1,710,355	189,918	1,737,875

Class C	1,088,713	14,861,405	891,932	8,174,570

Class R	808,678	11,409,854	915,836	9,033,049

Class Y	406,551	5,799,917	618,033	5,813,110

Institutional Class	258,158	3,715,010	3,992,707	32,368,463

Issued as reinvestment of dividends:
Class A	9,074	121,685	278,634	2,190,663

Class B	—	—	19,083	145,031

Class C	—	—	97,374	739,069

Class R	271	3,596	22,491	175,203

Class Y	484	6,482	1,036	8,119

Institutional Class	3,226	44,005	420,029	3,343,433

Automatic conversion of Class B shares to Class A shares:
Class A	62,586	889,505	117,171	1,050,897

Class B	(65,312)	(889,505)	(121,581)	(1,050,897)

Reacquired:
Class A	(4,585,334)	(65,639,765)	(8,768,164)	(76,585,939)

Class B	(89,757)	(1,230,276)	(351,655)	(2,983,682)

Class C	(642,220)	(8,593,358)	(2,152,169)	(17,742,727)

Class R	(358,530)	(5,010,213)	(963,532)	(8,534,832)

Class Y	(80,713)	(1,140,765)	(114,393)	(1,124,172)

Institutional Class	(582,408)	(8,051,682)	(16,446,528)	(174,197,221)

Net increase (decrease) in share activity	3,345,362	$47,247,807	(16,312,859)	$(165,038,239)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15        Invesco Small Companies Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/10	$12.09	$0.00	$3.29	$3.29	$(0.01)	$—	$(0.01)	$15.37	27.20%	$301,310	1.32	%(d)	1.34	%(d)	0.00	%(d)	38%
Year ended 10/31/09	9.21	0.06	2.94	3.00	—	(0.12)	(0.12)	12.09	33.26	207,084	1.47		1.48		0.69		27
Year ended 10/31/08	16.71	0.03	(6.71)	(6.68)	(0.09)	(0.73)	(0.82)	9.21	(41.70)	188,482	1.37		1.38		0.28		41
Year ended 10/31/07	16.07	0.17	1.64	1.81	—	(1.17)	(1.17)	16.71	12.10	458,286	1.27		1.34		1.06		44
Year ended 10/31/06	13.67	(0.01)	2.65	2.64	—	(0.24)	(0.24)	16.07	19.55	193,127	1.41		1.52		(0.06)		47
Year ended 10/31/05	11.90	(0.06)	1.90	1.84	—	(0.07)	(0.07)	13.67	15.55	127,013	1.51		1.61		(0.45)		20

Class B
Six months ended 04/30/10	11.61	(0.05)	3.15	3.10	—	—	—	14.71	26.70	15,952	2.07	(d)	2.09	(d)	(0.75	)(d)	38
Year ended 10/31/09	8.92	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.61	32.20	12,951	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.24	(0.06)	(6.52)	(6.58)	(0.01)	(0.73)	(0.74)	8.92	(42.12)	12,304	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.75	0.05	1.61	1.66	—	(1.17)	(1.17)	16.24	11.35	31,025	2.02		2.09		0.31		44
Year ended 10/31/06	13.50	(0.12)	2.61	2.49	—	(0.24)	(0.24)	15.75	18.67	21,066	2.16		2.27		(0.81)		47
Year ended 10/31/05	11.84	(0.15)	1.88	1.73	—	(0.07)	(0.07)	13.50	14.69	19,582	2.21		2.31		(1.15)		20

Class C
Six months ended 04/30/10	11.60	(0.05)	3.15	3.10	—	—	—	14.70	26.72	88,139	2.07	(d)	2.09	(d)	(0.75	)(d)	38
Year ended 10/31/09	8.91	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.60	32.23	64,368	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.22	(0.06)	(6.51)	(6.57)	(0.01)	(0.73)	(0.74)	8.91	(42.12)	59,806	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.74	0.05	1.60	1.65	—	(1.17)	(1.17)	16.22	11.28	116,625	2.02		2.09		0.31		44
Year ended 10/31/06	13.50	(0.12)	2.60	2.48	—	(0.24)	(0.24)	15.74	18.60	42,640	2.16		2.27		(0.81)		47
Year ended 10/31/05	11.83	(0.15)	1.89	1.74	—	(0.07)	(0.07)	13.50	14.79	24,724	2.21		2.31		(1.15)		20

Class R
Six months ended 04/30/10	11.95	(0.02)	3.25	3.23	—	—	—	15.18	27.05	28,969	1.57	(d)	1.59	(d)	(0.25	)(d)	38
Year ended 10/31/09	9.13	0.04	2.90	2.94	—	(0.12)	(0.12)	11.95	32.89	17,423	1.72		1.73		0.44		27
Year ended 10/31/08	16.58	0.01	(6.66)	(6.65)	(0.07)	(0.73)	(0.80)	9.13	(41.82)	13,541	1.62		1.63		0.03		41
Year ended 10/31/07	15.98	0.13	1.64	1.77	—	(1.17)	(1.17)	16.58	11.90	10,073	1.52		1.59		0.81		44
Year ended 10/31/06	13.64	(0.05)	2.63	2.58	—	(0.24)	(0.24)	15.98	19.15	2,759	1.66		1.77		(0.31)		47
Year ended 10/31/05	11.89	(0.09)	1.91	1.82	—	(0.07)	(0.07)	13.64	15.39	1,755	1.71		1.81		(0.65)		20

Class Y
Six months ended 04/30/10	12.07	0.02	3.28	3.30	(0.01)	—	(0.01)	15.36	27.38	13,620	1.07	(d)	1.09	(d)	0.25	(d)	38
Year ended 10/31/09	9.21	0.10	2.91	3.01	(0.03)	(0.12)	(0.15)	12.07	33.49	6,763	1.22		1.23		0.94		27
Year ended 10/31/08(e)	10.58	0.00	(1.37)	(1.37)	—	—	—	9.21	(12.95)	511	1.17	(f)	1.17	(f)	0.48	(f)	41

Institutional Class
Six months ended 04/30/10	12.30	0.04	3.34	3.38	(0.02)	—	(0.02)	15.66	27.48	53,134	0.83	(d)	0.85	(d)	0.49	(d)	38
Year ended 10/31/09	9.39	0.11	2.99	3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94		0.95		1.22		27
Year ended 10/31/08	17.00	0.10	(6.84)	(6.74)	(0.14)	(0.73)	(0.87)	9.39	(41.45)	147,944	0.90		0.91		0.75		41
Year ended 10/31/07	16.26	0.25	1.66	1.91	—	(1.17)	(1.17)	17.00	12.60	169,019	0.86		0.93		1.47		44
Year ended 10/31/06	13.76	0.06	2.68	2.74	—	(0.24)	(0.24)	16.26	20.16	29,481	0.91		1.01		0.44		47
Year ended 10/31/05	11.92	(0.00)	1.91	1.91	—	(0.07)	(0.07)	13.76	16.11	18,708	1.02		1.12		0.04		20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $266,965, $14,822, $77,523, $22,918, $10,123 and $49,895 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Small Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/09)	(04/30/10)[1]	Period[2]	(04/30/10)	Period[2]	Ratio
A	$1,000.00	$1,272.00	$7.44	$1,018.25	$6.61	1.32%

B	1,000.00	1,267.00	11.64	1,014.53	10.34	2.07

C	1,000.00	1,267.20	11.64	1,014.53	10.34	2.07

R	1,000.00	1,270.50	8.84	1,017.01	7.85	1.57

Y	1,000.00	1,273.80	6.03	1,019.49	5.36	1.07

Institutional	1,000.00	1,274.80	4.68	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2009 through April 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Small Companies Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.

      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On April 30, 2010, Invesco Aim Distributors, Inc. became Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. became Invesco Investment Services, Inc., and AIM funds became Invesco funds. In addition, invescoaim.com became invesco.com.
SCO-SAR-1          Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.